As filed with the Securities and Exchange Commission on October 22, 1996

Securities Act File No. 33-_________
Investment Company Act File No. 811-7994

                   U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   Form N-2
                       (Check appropriate box or boxes)
[X]            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[ ]                        Pre-Effective Amendment No.
[ ]                       Post-Effective Amendment No.
                                   and/or
                  REGISTRATION STATEMENT UNDER THE INVESTMENT
[X]                           COMPANY ACT OF 1940
[ ]                       Pre-Effective Amendment No.
[X]                        Post-Effective Amendment No. 1


                       GLOBAL PARTNERS INCOME FUND INC.
               Exact name of Registrant as specified in charter

                           Seven World Trade Center
                           New York, New York 10048
Address of Principal Executive Offices (Number, Street, City, State, Zip Code)
      Registrant's Telephone Number, including Area Code: (212)783-7000



                              Michael S. Hyland
                                  President
                    Salomon Brothers Asset Management Inc
                           Seven World Trade Center
                           New York, New York 10048
Name and address (Number, Street, City, State, Zip Code) of Agent for Service


                               with copies to:

                            Gary S. Schpero, Esq.
                          Simpson Thacher & Bartlett
                             425 Lexington Avenue
                        New York, New York 10017-3909
                                (212) 455-2000


      If any of the securities being registered on this Form are to be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered only in connection with a dividend reinvestment plan, check the following box.[X]

      It is proposed that this filing will become effective (check appropriate box):
         [X] when declared effective pursuant to Section 8(c)

      This registration statement relates to the registration of an indeterminate number of shares solely for market-making transactions. A fee of $100 is being paid at this time. Pursuant to Rule 429, this Registration Statement relates to shares previously registered on Form N-2 (File No. 33-68416).


                       GLOBAL PARTNERS INCOME FUND, INC.

                             CROSS REFERENCE SHEET
                          Parts A and B of Prospectus*

Items in Parts A and B of Form N-2                           Location in Prospectus
----------------------------------                           ----------------------
Item 1. Outside Front Cover............................      Cover of Prospectus
Item 2. Inside Front and Outside Back Cover Page ......      Inside Front and Outside Back Cover of Prospectus
Item 3  Fee Table and Synopsis ........................      Prospectus Summary; Summary of Expenses
Item 4  Financial Highlights ..........................      Financial Highlights
Item 5  Plan of Distribution ..........................      Cover of Prospectus
Item 6  Selling Shareholders ..........................      Not Applicable
Item 7  Use of Proceeds ...............................      Use of Proceeds; Investment  Objective and
                                                              Policies; Additional Investment Activities
Item 8  General Description of the Registrant .........      Cover of Prospectus; Prospectus Summary; The
                                                              Fund; Investment Objective and Policies;
                                                              Additional Investment Activities; Investment
                                                              Restrictions; Description of Capital Stock
Item 9  Management.....................................      Management of the Fund; Custodian, Transfer
                                                              Agent, Dividend Paying Agent and Registrar;
                                                              Description of Capital Stock
Item 10  Capital Stock, Long-Term Debt
          and Other Securities..........................     Description of Capital Stock; Dividends and
                                                              Distributions; Dividend Reinvestment and Cash
                                                              Purchase Plan; Taxation
Item 11. Defaults and Arrears on Senior Securities .....     Not Applicable
Item 12. Legal Proceedings .............................     Not Applicable
Item 13. Table of Contents of the Statement
          of Additional Information.....................     Not Applicable
Item 14. Cover Page ....................................     Not Applicable
Item 15. Table of Contents .............................     Not Applicable
Item 16. General Information and History ...............     Not Applicable
Item 17. Investment Objective and Policy ...............     Investment Objective and Policies; Additional
                                                              Investment Activities; Investment Restrictions;
                                                              Portfolio Transactions
Item 18. Management                                          Management of the Fund; Custodian, Transfer
                                                              Agent, Dividend Paying Agent and Registrar
Item 19. Control Persons and Principal
          Holders of Securities...........................   Description of Capital Stock
Item 20. Investment Advisory and Other Services ..........   Management of the Fund
Item 21. Brokerage Allocation and Other Practices ........   Portfolio Transactions
Item 22. Tax Status ......................................   Dividends and Distributions; Dividend
                                                              Reinvestment and Cash Purchase Plan;
                                                              Taxation
Item 23. Financial Statements ............................   Experts; Report of Independent Accountants;
                                                              Statement of Assets and Liabilities


----------

* Pursuant to General Instruction H of Form N-2, all information required to be set forth in Part B: Statement of Additional Information has been included in Part A: The Prospectus. All Items required to be set forth in Part C are set forth in Part C.

                        Global Partners Income Fund Inc.
                                  Common Stock
                                  ------------

     Global Partners Income Fund Inc. (the "Fund") is a non-diversified, closed-end management investment company that seeks to maintain a high level of current income by investing primarily in a portfolio of high yield U.S. and non-U.S. corporate debt securities and high yield foreign sovereign debt securities. As a secondary objective, the Fund seeks capital appreciation. The Fund invests only in U.S. dollar-denominated securities. Under normal market conditions, the Fund invests at least 33% of its total assets in high yield U.S. corporate debt securities and at least 33% of its total assets in high yield foreign sovereign debt securities.

     The debt securities in which the Fund invests generally are rated, at the time of investment, in the categories "Ba" or "B" by Moody's Investors Service, Inc. ("Moody's") or "BB" or "B" by Standard & Poor's Corporation ("S&P") or, if not rated by Moody's or S&P, are determined to be of comparable quality. However, there is no minimum rating requirement for the debt securities in which the Fund invests. There can be no assurance that the Fund's investment objectives will be achieved.

     The address of the Fund is Seven World Trade Center, New York, New York 10048. Periodically updated information regarding the markets in which the Fund invests and the Fund's investments is available by calling 1-800-421-4777 or 1-800-725-6666. Investors are advised to read this Prospectus, which sets forth information about the Fund that investors should know before investing, and to retain it for future reference.

     High yield corporate debt securities and high yield sovereign debt securities are considered speculative and are subject to certain risks. See "Investment Objectives and Policies" and "Risk Factors and Special Considerations."

     Advantage Advisers, Inc., a subsidiary of Oppenheimer & Co., Inc., acts as Investment Manager to the Fund. Salomon Brothers Asset Management Inc serves as Investment Adviser and administrator to the Fund.

     The Fund's Common Stock is listed and traded on the New York Stock Exchange (the "NYSE") under the symbol "GDF." The Common Stock may be offered pursuant to this Prospectus from time to time in order to effect over-the-counter ("OTC") secondary market sales by Oppenheimer & Co., Inc. in its capacity as a dealer and secondary-market maker at negotiated prices related to prevailing market prices on the NYSE at the time of sale. The closing price for the Common Stock on the NYSE on October 4,1996 was $15.09. See "Trading History." The Fund will not receive any proceeds from the sale of Common Stock offered pursuant to this Prospectus.

     The Fund has utilized and expects to continue to utilize leverage through borrowing or, alternatively, by issuing shares of preferred stock or short-term debt securities, in an amount up to 33 1/3% of the Fund's total assets including the amount obtained from leverage. Through these leveraging techniques, the Fund seeks to obtain a higher return for holders of Common Stock than if the Fund did not leverage. There are special risks and costs associated with leveraging. See "Additional Investment Activities--Leverage."

                          -----------------------------
    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE
           SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
             COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
                      PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.
                          -----------------------------



                             Oppenheimer & Co., Inc.

                 The date of this Prospectus is October 9, 1996

--------------------------------------------------------------------------------
                               PROSPECTUS SUMMARY

     The following summary is qualified in its entirety by reference to the more detailed information included elsewhere in this Prospectus.

The Fund..............................  The  Fund    is    a    non-diversified,
                                             closed-end   management  investment
                                             company  which  seeks to maintain a
                                             high level of current income.

Investment Objectives
 and Policies.........................  The  Fund's  investment  objective is to maintain  a high  level of  current
                                             income by investing  primarily in a
                                             portfolio  of high yield  U.S.  and
                                             non-U.S.  corporate debt securities
                                             and high  yield  foreign  sovereign
                                             debt  securities.  As  a  secondary
                                             objective,  the Fund seeks  capital
                                             appreciation. The Fund invests only
                                             in     U.S.      dollar-denominated
                                             securities.   Under  normal  market
                                             conditions,  the  Fund  invests  at
                                             least  33% of its  total  assets in
                                             high  yield  U.S.   corporate  debt
                                             securities  and at least 33% of its
                                             total assets in high yield  foreign
                                             sovereign debt securities. The debt
                                             securities   in   which   the  Fund
                                             invests generally will be rated, at
                                             the  time  of  investment,  in  the
                                             categories  "Ba" or "B" by  Moody's
                                             or "BB"  or "B" by S&P  or,  if not
                                             rated by  Moody's  or S&P,  will be
                                             determined   to  be  of  comparable
                                             quality. There is no minimum rating
                                             requirement for the debt securities
                                             in which the Fund invests. However,
                                             the  Fund  anticipates  that  under
                                             normal  market  conditions  no more
                                             than 20% of the Fund's total assets
                                             will  be  rated,  at  the  time  of
                                             investment, below "B" by Moody's or
                                             S&P,  or  will  be  unrated  and of
                                             comparable  quality.  Yields on the
                                             corporate   and   sovereign    debt
                                             securities   in   which   the  Fund
                                             invests fluctuate over time but are
                                             expected at the time of  investment
                                             to   exceed   current   yields   on
                                             higher-rated  securities.  However,
                                             such debt  securities  also involve
                                             greater  risks  than   higher-rated
                                             securities.  A  description  of the
                                             ratings  used by Moody's and S&P is
                                             set  forth  in  Appendix  A to this
                                             Prospectus.     See     "Investment
                                             Objectives    and   Policies"   and
                                             Appendix A.

                                        The  Fund has  utilized  and  expects to
                                             continue  to  utilize  leverage  by
                                             borrowing  or,  alternatively,   by
                                             issuing  shares of preferred  stock
                                             or short-term debt securities in an
                                             amount up to 33 1/3% of the  Fund's
                                             total assets  including  the amount
                                             obtained  from  leverage.   Through
                                             these  leveraging  techniques,  the
                                             Fund   seeks  to  obtain  a  higher
                                             return for holders of Common  Stock
                                             than if the Fund did not  leverage.
                                             Investors  should  note that  there
                                             are   special   risks   and   costs
                                             associated  with  leveraging.   See
                                             "Additional              Investment
                                             Activities--Leverage."

High Yield Foreign
Sovereign Debt Market.................  The  high    yield     sovereign    debt
                                             securities   in   which   the  Fund
                                             invests           are          U.S.
                                             dollar-denominated,     fixed    or
                                             floating   rate  debt   securities,
                                             including  "Brady Bonds",  that are
                                             issued or guaranteed by governments
                                             or    governmental    entities   of
                                             developing and emerging  countries.
                                             These countries  consist  primarily
                                             of those  which have issued or have
                                             announced   plans  to  issue  Brady
                                             Bonds, and a substantial portion of
                                             the    Fund's     sovereign    debt
                                             securities  may  consist  of  Brady
                                             Bonds.   Brady   Bonds   are   debt
                                             securities    issued    under   the
                                             framework  of the  Brady  Plan,  an
                                             initiative announced by former U.S.
                                             Treasury   Secretary   Nicholas  F.
                                             Brady  in 1989 as a  mechanism  for
                                             debtor nations to restructure their
                                             outstanding   external   commercial
                                             bank  indebtedness.  The Brady Plan
                                             framework, as
--------------------------------------------------------------------------------
                                      -1-

--------------------------------------------------------------------------------

                                              it has developed, contemplates the
                                              adoption  by  debtor   nations  of
                                              certain  economic  reforms and the
                                              exchange of  commercial  bank debt
                                              for newly issued bonds.  The World
                                              Bank   and/or  the   International
                                              Monetary   Fund   have   to   date
                                              required  countries  participating
                                              in the  Brady  Plan  framework  to
                                              agree to such  reforms in order to
                                              receive     loans    from    these
                                              institutions    to   support   the
                                              restructurings,    although    the
                                              specific details of debt reduction
                                              plans   under   the   Brady   Plan
                                              framework have varied.

The Offering..........................  Shares of the Fund's  Common  Stock (the
                                             "Common   Stock")  may  be  offered
                                             pursuant  to this  Prospectus  from
                                             time  to time in  order  to  effect
                                             over-the-counter  ("OTC") secondary
                                             market sales by  Oppenheimer & Co.,
                                             Inc.,  in its  capacity as a dealer
                                             and   secondary-market   maker   at
                                             negotiated    prices   related   to
                                             prevailing  market  prices  on  the
                                             NYSE at the time of sale.  See "The
                                             Offering" and "Trading History."

Listing...............................  The  Common  Stock is listed  and traded on the NYSE under the symbol GDF.

Investment Manager
 and Investment Adviser...............  The  Investment   Manager  is  Advantage
                                             Advisers,  Inc.,  a  subsidiary  of
                                             Oppenheimer  & Co.,  Inc.,  and the
                                             Investment   Adviser   is   Salomon
                                             Brothers  Asset   Management   Inc.
                                             Pursuant to a management  agreement
                                             (the  "Management  Agreement")  the
                                             Investment  Manager  supervises the
                                             Fund's     investment      program,
                                             including  advising and  consulting
                                             with   the    Investment    Adviser
                                             regarding   the   Fund's    overall
                                             investment  strategy  and  advising
                                             the Fund and the Investment Adviser
                                             with   respect   to   all   matters
                                             relating   to  the  Fund's  use  of
                                             leveraging  techniques,   including
                                             the extent and timing of the Fund's
                                             use   of   such   techniques.    In
                                             addition,  the  Investment  Manager
                                             consults   with   the    Investment
                                             Adviser   on   a   regular    basis
                                             regarding the Investment  Adviser's
                                             decisions  concerning the purchase,
                                             sale  or  holding   of   particular
                                             securities.  The Investment Manager
                                             also   provides   the    Investment
                                             Adviser with access on a continuous
                                             basis to  economic,  financial  and
                                             political information, research and
                                             assistance.   In  addition  to  the
                                             foregoing,  the Investment  Manager
                                             monitors  the  performance  of  the
                                             Fund's outside  service  providers,
                                             including the Fund's administrator,
                                             transfer agent and custodian.

                                        Pursuant to an  investment  advisory and
                                             administration    agreement    (the
                                             "Advisory   Agreement")  among  the
                                             Investment Manager,  the Investment
                                             Adviser and the Fund (but only with
                                             respect to certain provisions), the
                                             Investment   Adviser  acts  as  the
                                             Fund's   investment   adviser   and
                                             administrator and is responsible on
                                             a  day-to-day  basis for  investing
                                             the Fund's  portfolio in accordance
                                             with its investment  objectives and
                                             policies.  The  Investment  Adviser
                                             has  discretion   over   investment
                                             decisions for the Fund and, in that
                                             connection,   places  purchase  and
                                             sale    orders   for   the   Fund's
                                             portfolio securities.  In addition,
                                             the   Investment    Adviser   makes
                                             available  research and statistical
                                             data to the  Fund.  The  Investment
                                             Adviser  is  also  responsible  for
                                             day-to-day  administration  of  the
                                             Fund, assistance in matters related
                                             to the  corporate  existence of the
                                             Fund,  provision of office space to
                                             the  Fund  and  clerical   services
                                             relating to the Fund's  operations,
                                             maintenance of the Fund's books and
                                             records and preparation of reports.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                        Oppenheimer & Co.,  Inc., the Investment
                                             Manager's parent company,  has been
                                             engaged   in  the   management   of
                                             investment  funds  for more than 35
                                             years.  As of June 30, 1996,  total
                                             assets    under    management    by
                                             Oppenheimer  & Co.,  Inc.,  and its
                                             affiliates were  approximately  $50
                                             billion  for  investment   company,
                                             corporate, pension,  profit-sharing
                                             and other accounts.  The Investment
                                             Manager    serves   as   investment
                                             adviser   or    manager    for   12
                                             registered   investment  companies.
                                             See      "Management     of     the
                                             Fund--Investment     Manager    and
                                             Investment Adviser."

                                        The  Investment Adviser provides a broad
                                             range of fixed  income  and  equity
                                             investment  advisory  services  for
                                             its  individual  and  institutional
                                             clients  located  around the world,
                                             and  provides  investment  advisory
                                             services    for    15    registered
                                             investment   companies   (including
                                             portfolios thereof). As of June 30,
                                             1996,  the  Investment  Adviser had
                                             approximately   $15.7   billion  of
                                             assets   under   management.    The
                                             Investment  Adviser is an affiliate
                                             of Salomon Brothers Inc, one of the
                                             largest  international   investment
                                             houses in the world.

Management Fees........................ The  Fund pays the Investment  Manager a monthly  fee at an  annual  rate of
                                             1.10% of the Fund's  average weekly
                                             net  assets for its  services,  and
                                             the  Investment  Manager  pays  the
                                             Investment Adviser a monthly fee at
                                             an  annual  rate  of  0.65%  of the
                                             Fund's  average  weekly  net assets
                                             for its services.  See  "Management
                                             of   the   Fund--Compensation   and
                                             Expenses." The management fees paid
                                             by the Fund are  higher  than those
                                             paid by most other U.S.  investment
                                             companies investing  exclusively in
                                             the  securities  of  U.S.  issuers,
                                             primarily because of the additional
                                             time and  expense  required  of the
                                             Investment    Manager    and    the
                                             Investment  Adviser in pursuing the
                                             Fund's  objective  of  investing in
                                             high   yield  U.S.   and   non-U.S.
                                             corporate  debt  securities  and in
                                             high yield foreign  sovereign  debt
                                             securities.

Dividends and Distributions............ Although the  policy  may be  changed by the Fund's  Board of  Directors  at
                                             any  time,  the  Fund  has made and
                                             intends to continue  making regular
                                             monthly   cash   distributions   to
                                             holders of Common  Stock at a level
                                             rate  that  reflects  the  past and
                                             projected  performance of the Fund,
                                             which  over  time  results  in  the
                                             distribution  of all net investment
                                             income   of   the   Fund,   and  to
                                             distribute any net realized capital
                                             gains at least  annually.  At times
                                             when  the  Fund's  Common  Stock is
                                             leveraged, monthly distributions to
                                             holders of Common Stock  consist of
                                             net  investment   income  remaining
                                             after the  payment of  interest  or
                                             dividends   on   any    outstanding
                                             leverage. As a result of the Fund's
                                             investment  in certain  Brady Bonds
                                             and other debt obligations acquired
                                             at  a  discount,  as  well  as  its
                                             ability  to invest  in zero  coupon
                                             securities and  pay-in-kind  bonds,
                                             the Fund has made,  and  expects to
                                             continue  making,  distributions of
                                             net  investment  income in  amounts
                                             greater  than the  total  amount of
                                             cash interest  actually received in
                                             order    to     satisfy     certain
                                             requirements  under current federal
                                             income  tax  law.  See  "Investment
                                             Objectives    and    Policies--Zero
                                             Coupon   Securities,    Pay-in-Kind
                                             Bonds and Discount Obligations."

                                           Under the Fund's Amended and Restated
                                              Dividend   Reinvestment  and  Cash
                                              Purchase   Plan   (as  it  may  be
                                              further  amended  or  supplemented
                                              from  time to time,  the  "Plan"),
                                              all  dividends  and  distributions
                                              are


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                                       3

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                                             automatically     reinvested     in
                                             additional  shares of Common  Stock
                                             of the Fund  purchased  in the open
                                             market    or,     under     certain
                                             circumstances,  issued  by the Fund
                                             as newly  issued  shares,  unless a
                                             shareholder elects to receive cash.
                                             Participants  also have the  option
                                             of making  additional  monthly cash
                                             payments,  to be  used  to  acquire
                                             additional  shares of Common  Stock
                                             of the  Fund  in the  open  market.
                                             Shareholders  whose shares are held
                                             in the name of a broker or  nominee
                                             should   contact   such  broker  or
                                             nominee  to  confirm  that they may
                                             participate   in  the   Plan.   See
                                             "Dividends    and    Distributions;
                                             Dividend   Reinvestment   and  Cash
                                             Purchase Plan."

Share Repurchases and
 Conversion to an
 Open-End Fund......................... If,  at any time,  shares of the  Fund's
                                             Common Stock  publicly  trade for a
                                             substantial  period  of  time  at a
                                             substantial discount from net asset
                                             value,    the   Fund's   Board   of
                                             Directors  will  consider,  at  its
                                             next regularly  scheduled  meeting,
                                             authorizing     various     actions
                                             designed to eliminate the discount.
                                             These actions may include  periodic
                                             repurchases of the Fund's shares or
                                             recommending  to  shareholders  the
                                             conversion   of  the   Fund  to  an
                                             open-end   investment  company.  No
                                             assurance  can be  given  that  the
                                             Board of Directors  will  undertake
                                             any  such   action   or  that,   if
                                             repurchases  are  undertaken,   the
                                             Fund's shares will trade at a price
                                             that is  close  to or  equal to net
                                             asset value. The Board of Directors
                                             would consider all relevant factors
                                             in determining  whether to take any
                                             such actions,  including the effect
                                             of  such   actions  on  the  Fund's
                                             status  as a  regulated  investment
                                             company under the Internal  Revenue
                                             Code  of  1986,   as  amended  (the
                                             "Code"),  and the  availability  of
                                             cash to finance  share  repurchases
                                             in view of the  restrictions on the
                                             Fund's  ability  to  borrow.  Under
                                             certain circumstances,  shareholder
                                             vote may be required  to  authorize
                                             periodic  repurchases of the Fund's
                                             Common  Stock.  The  ability of the
                                             Fund  to  make  repurchases  may be
                                             limited   by  the  asset   coverage
                                             requirements   of  the   Investment
                                             Company  Act  of  1940  (the  "1940
                                             Act")  and  any  additional   asset
                                             coverage  requirements  that may be
                                             imposed  by  a  rating   agency  in
                                             connection   with  any   rating  of
                                             preferred  stock or short-term debt
                                             securities.

                                        In   considering whether to recommend to
                                             shareholders  the conversion of the
                                             Fund  to  an  open-end   investment
                                             company,   the   Fund's   Board  of
                                             Directors  would  consider a number
                                             of factors  including  whether  the
                                             Fund's   ability   to   operate  in
                                             accordance   with  its   investment
                                             policies,  such as the authority to
                                             invest in illiquid securities,  may
                                             be impaired as a result. Conversion
                                             to an open-end  investment  company
                                             would  require a  shareholder  vote
                                             and  would   require  the  Fund  to
                                             redeem any  preferred  stock and/or
                                             repay    any    short-term     debt
                                             securities.   See  "Description  of
                                             Capital    Stock--Future    Actions
                                             Relating to a Discount in the Price
                                             of  Shares  of  the  Fund's  Common
                                             Stock."

Taxation..............................  The  Fund has  qualified  and elected to
                                             be   treated    as   a    regulated
                                             investment company for U.S. federal
                                             income tax  purposes.  As such,  it
                                             will  generally  not be  subject to
                                             U.S.  federal  income tax on income
                                             and gains that are  distributed  to
                                             shareholders. See "Taxation."

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                                       4

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Custodian, Transfer Agent,
 Dividend Paying Agent
 and Registrar........................  The  Chase   Manhattan   Bank   acts  as
                                             custodian for the Fund's assets and
                                             employs   foreign    sub-custodians
                                             approved  by the  Fund's  Board  of
                                             Directors   in   accordance    with
                                             regulations  of the  Securities and
                                             Exchange       Commission      (the
                                             "Commission").    American    Stock
                                             Transfer  & Trust  Company  acts as
                                             transfer  agent,   dividend  paying
                                             agent and  registrar for the Fund's
                                             Common Stock.

Risk Factors and
 Special Considerations...............  The  net  asset   value  of  the  Fund's
                                             Common    Stock     changes    with
                                             fluctuations  in the  value  of its
                                             portfolio  securities.  The  extent
                                             depends    on    various    factors
                                             including  the  extent to which the
                                             Fund    engages    in    leveraging
                                             transactions.    The   high   yield
                                             corporate debt securities, commonly
                                             known as junk bonds, and high yield
                                             sovereign debt  securities in which
                                             the  Fund  invests   generally  are
                                             rated,  at the time of  investment,
                                             in the  categories  "Ba"  or "B" by
                                             Moody's  or "BB" or "B" by S&P,  or
                                             are of  comparable  quality.  These
                                             lower-rated and comparable  unrated
                                             securities  involve  greater  risks
                                             than higher-rated securities. Under
                                             rating  agency  guidelines,   these
                                             lower-rated   securities  generally
                                             have some  quality  and  protective
                                             characteristics that are outweighed
                                             by  large  uncertainties  or  major
                                             risk     exposures    to    adverse
                                             conditions.   Such  securities  are
                                             considered speculative with respect
                                             to  the  issuer's  capacity  to pay
                                             interest  and  repay  principal  in
                                             accordance  with  the  terms of the
                                             obligations.   Accordingly,   these
                                             types of  factors  can,  in certain
                                             instances,  reduce  the  value  and
                                             liquidity of securities held by the
                                             Fund with a commensurate  effect on
                                             the  value  of  the  Fund's  Common
                                             Stock.  The Fund may also invest in
                                             securities    having   the   lowest
                                             ratings for  non-subordinated  debt
                                             instruments  assigned by Moody's or
                                             S&P  (i.e.,  rated C by  Moody's or
                                             CCC  or   lower   by   S&P)  or  in
                                             comparable unrated securities. Some
                                             of the  low-rated  high  yield debt
                                             securities held by the Fund may not
                                             be paying interest currently or may
                                             be in payment default. Under rating
                                             agency guidelines, these securities
                                             are  considered  to have  extremely
                                             poor  prospects  of ever  attaining
                                             any real  investment  standing,  to
                                             have   a    current    identifiable
                                             vulnerability  to  default,  to  be
                                             unlikely  to have the  capacity  to
                                             pay  interest  and repay  principal
                                             when due in the  event  of  adverse
                                             business,   financial  or  economic
                                             conditions, and/or to be in default
                                             or not  current  in the  payment of
                                             interest  or   principal.   Unrated
                                             securities   deemed  comparable  to
                                             these   lower-   and   lowest-rated
                                             securities       have       similar
                                             characteristics.

                                        Because the Fund  invests  primarily  in
                                             fixed  income  securities,  the net
                                             asset    value   of   the    Fund's
                                             portfolio,  and  hence  its  Common
                                             Stock, can be expected to change as
                                             general  levels of  interest  rates
                                             fluctuate,   although   the  market
                                             values of  securities  rated  below
                                             investment   grade  and  comparable
                                             unrated  securities  tend to  react
                                             less to  fluctuations  in  interest
                                             rate   levels   than  do  those  of
                                             higher-rated   securities.    These
                                             fluctuations  can be expected to be
                                             greater with respect to investments
                                             in  fixed-income   securities  with
                                             longer  maturities than investments
                                             in    securities    with    shorter
                                             maturities.  [Although  there is no
                                             limitation on the average  maturity
                                             of the Fund's portfolio, the Fund's
                                             high yield debt  portfolio  has had
                                             an  average  maturity  of  10 to 15
                                             years.]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                        The  secondary  markets  for high  yield
                                             corporate   and   sovereign    debt
                                             securities are not as liquid as the
                                             secondary  markets for higher rated
                                             securities.  The secondary  markets
                                             could contract under adverse market
                                             or economic conditions  independent
                                             of any specific  adverse changes in
                                             the   condition   of  a  particular
                                             issuer.  These  factors may have an
                                             adverse   effect   on  the   Fund's
                                             ability to  dispose  of  particular
                                             portfolio investments and may limit
                                             the  ability  of the Fund to obtain
                                             accurate   market   quotations  for
                                             purposes of valuing  securities and
                                             calculating  net asset value.  Less
                                             liquid  secondary  markets may also
                                             affect the  Fund's  ability to sell
                                             securities at their fair value.  In
                                             addition, the Fund may invest up to
                                             20% of its total  assets,  measured
                                             at  the  time  of  investment,   in
                                             illiquid  securities,  which may be
                                             more difficult to value and to sell
                                             at  fair  value.  Further,  if  the
                                             secondary  markets  for high  yield
                                             debt  securities  contract  due  to
                                             adverse economic  conditions or for
                                             other reasons,  certain  previously
                                             liquid  securities  in  the  Fund's
                                             portfolio  may become  illiquid and
                                             the proportion of the Fund's assets
                                             invested in illiquid securities may
                                             increase.

                                        The  market  values  of  corporate  debt
                                             securities  rated below  investment
                                             grade   and   comparable    unrated
                                             securities    tend   to   be   more
                                             sensitive    to    company-specific
                                             developments    and    changes   in
                                             economic  conditions  and  interest
                                             rates  than  those of higher  rated
                                             securities.    Issuers   of   these
                                             securities    are   often    highly
                                             leveraged, so that their ability to
                                             service   their  debt   obligations
                                             during  an  economic   downturn  or
                                             during sustained  periods of rising
                                             interest rates may be impaired.  In
                                             addition, such issuers may not have
                                             more    traditional    methods   of
                                             financing  available  to them,  and
                                             may be  unable  to  repay  debt  at
                                             maturity by  refinancing.  The risk
                                             of loss due to  default  in payment
                                             of  interest or  principal  by such
                                             issuers  is  significantly  greater
                                             than    with    investment    grade
                                             securities  because such securities
                                             frequently are  subordinated to the
                                             prior     payment     of     senior
                                             indebtedness.

                                        Investments  in  foreign  sovereign  and
                                             non-U.S.  corporate debt securities
                                             such as  those  in  which  the Fund
                                             invests  involve  certain risks not
                                             typically   associated   with  U.S.
                                             corporate   investments.   In  that
                                             connection,   the  issuers  of  the
                                             sovereign debt  securities in which
                                             the Fund  invests  have in the past
                                             experienced             substantial
                                             difficulties   in  servicing  their
                                             external  debt  obligations,  which
                                             have  led to  defaults  on  certain
                                             obligations  and the  restructuring
                                             of certain indebtedness.  Countries
                                             such as  those  in  which  the Fund
                                             invests      have      historically
                                             experienced,  and may  continue  to
                                             experience,     high    rates    of
                                             inflation,   high  interest  rates,
                                             exchange  rate   fluctuations   and
                                             currency    depreciation,     large
                                             amounts of external  debt,  balance
                                             of payments and trade  difficulties
                                             and     extreme     poverty     and
                                             unemployment.    Many   of    these
                                             countries are also characterized by
                                             political       uncertainty      or
                                             instability.   There   can   be  no
                                             assurance  that the Brady Bonds and
                                             other  sovereign debt securities in
                                             which the Fund  invests will not be
                                             subject  to  similar   defaults  or
                                             restructuring   arrangements  which
                                             may  adversely  affect the value of
                                             such   investments.    Issuers   in
                                             developing  and emerging  countries
                                             generally     are     subject    to
                                             accounting,  auditing and financial
                                             standards  and  requirements   that
                                             differ in some cases  significantly
                                             from  those   applicable   to  U.S.
                                             issuers.  In  addition,   effective
                                             legal  recourse  in the  event of a
                                             default on a sovereign  or non-U.S.
                                             corporate   debt   securities   may
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                             be  limited.  With  respect  to the
                                             Fund's investment in non-U.S.  debt
                                             securities, the Fund is not limited
                                             in the  percentage  of  its  assets
                                             that  may be  invested  in any  one
                                             country.    Under   normal   market
                                             conditions,  the Fund  expects that
                                             the non-U.S.  portion of its assets
                                             will be  invested in at least three
                                             countries.

                                        The  Fund has  utilized  and  expects to
                                             continue  to  utilize  leverage  by
                                             borrowing  or,  alternatively,   by
                                             issuing  shares of preferred  stock
                                             or short-term debt  securities,  in
                                             an  amount  up to 33  1/3%  of  the
                                             Fund's total assets  including  the
                                             amount obtained from leverage.  The
                                             use of leverage poses certain risks
                                             for   holders   of   Common   Stock
                                             including the possibility of higher
                                             volatility  of both  the net  asset
                                             value  and  market   value  of  the
                                             Common  Stock.   There  can  be  no
                                             assurance  that  the  Fund  will be
                                             able to realize a higher  return on
                                             its  investment  portfolio than the
                                             then  current  interest or dividend
                                             rate on any leverage.  In the event
                                             the Fund  realizes  a return on its
                                             investment  portfolio which is less
                                             than the then  current  interest or
                                             dividend rate on any leverage,  the
                                             Fund's leveraged  capital structure
                                             would  result  in a lower  yield to
                                             the holders of Common Stock than if
                                             the  Fund   were   not   leveraged.
                                             Moreover,  any decline in the value
                                             of the Fund's  assets will be borne
                                             entirely by holders of Common Stock
                                             in the  form of  reductions  in the
                                             Fund's  net  asset  value,  and any
                                             requirement   that  the  Fund  sell
                                             assets at a loss in order to redeem
                                             or repay any  leverage or for other
                                             reasons    would   make   it   more
                                             difficult  for the net asset  value
                                             to recover. Accordingly, the effect
                                             of leverage  in a declining  market
                                             is likely  to be a greater  decline
                                             in  the  net  asset  value  of  the
                                             Common  Stock than if the Fund were
                                             not   leveraged,   which   may   be
                                             reflected  in a greater  decline in
                                             the  market  price  of  the  Common
                                             Stock.

                                        The  Fund's use of  leverage  is subject
                                             to the  provisions of the 1940 Act,
                                             including       asset      coverage
                                             requirements  and  restrictions  on
                                             the  declaration  of dividends  and
                                             distributions  to holders of Common
                                             Stock or  purchases of Common Stock
                                             in the event  such  asset  coverage
                                             requirements   are  not   met.   In
                                             addition, the Fund may seek to have
                                             Moody's   and/or   S&P   rate   any
                                             preferred  stock or short-term debt
                                             which it issues.  As a condition to
                                             obtaining  such ratings,  the terms
                                             of   any    preferred    stock   or
                                             short-term debt  securities  issued
                                             will   include    asset    coverage
                                             maintenance  provisions  which will
                                             require the redemption of shares of
                                             preferred stock or the repayment of
                                             short-term  debt  in the  event  of
                                             non-compliance  by the Fund and may
                                             also  prohibit  dividends and other
                                             distributions  on the Common  Stock
                                             in such circumstances.  In order to
                                             meet    redemption   or   repayment
                                             requirements,  the Fund may have to
                                             liquidate   portfolio   securities.
                                             Such  liquidations  and redemptions
                                             would   cause  the  Fund  to  incur
                                             related transaction costs and could
                                             result  in  capital  losses  to the
                                             Fund. Prohibitions on dividends and
                                             other  distributions  on the Common
                                             Stock   could   impair  the  Fund's
                                             ability to  qualify as a  regulated
                                             investment  company under the Code.
                                             The  1940 Act  also  requires  that
                                             holders of preferred  stock, and in
                                             certain  circumstances  holders  of
                                             debt   securities,   have   certain
                                             voting  rights.   See   "Additional
                                             Investment   Activities--Leverage,"
                                             "Taxation"  and   "Description   of
                                             Capital Stock."

                                        Payments  to  holders  of  the  non-U.S.
                                             corporate  high  yield and  foreign
                                             sovereign debt  securities in which
                                             the Fund  invests may be subject to

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                             foreign   withholding   and   other
                                             taxes.   Although  the  holders  of
                                             foreign  sovereign debt  securities
                                             may be  entitled  to  tax  gross-up
                                             payments  from the  issuers of such
                                             instruments,  there is no assurance
                                             that such payments will be made.

                                        The  Fund    is    classified    as    a
                                             "non-diversified"        investment
                                             company  under the 1940 Act,  which
                                             means  the Fund is not  limited  by
                                             the 1940 Act in the  proportion  of
                                             its assets  that may be invested in
                                             the  securities of a single issuer.
                                             However,  the Fund has complied and
                                             intends to  continue to comply with
                                             the   diversification   and   other
                                             requirements of the Code applicable
                                             to regulated investment  companies.
                                             Because    the    Fund,     as    a
                                             non-diversified  investment company
                                             under  the 1940 Act,  may  invest a
                                             greater proportion of its assets in
                                             a smaller  number of issuers than a
                                             diversified  investment company, an
                                             investment  in the Fund may be more
                                             susceptible to any single economic,
                                             political or regulatory  occurrence
                                             and  present  greater  risk  to  an
                                             investor  than an  investment  in a
                                             diversified company.

                                        The  Fund may employ various  additional
                                             investment  strategies  that entail
                                             certain   additional  or  different
                                             risks,   such  as   entering   into
                                             interest  rate   transactions   and
                                             options  and  futures  transactions
                                             for      hedging      or      other
                                             non-speculative   risk   management
                                             purposes  or  to  seek  to  enhance
                                             income  or  gain,   entering   into
                                             repurchase  agreements,  purchasing
                                             securities  on  a  when-issued   or
                                             delayed  delivery  basis,   lending
                                             portfolio  securities and investing
                                             in    zero    coupon    securities,
                                             pay-in-kind    bonds,    structured
                                             investments and loan participations
                                             and  assignments.  See  "Investment
                                             Objectives   and    Policies--Other
                                             Investments",           "Additional
                                             Investment Activities" and Appendix
                                             B.

                                        The  Fund's  Articles  of  Incorporation
                                             contain    certain    anti-takeover
                                             provisions that may have the effect
                                             of inhibiting  the Fund's  possible
                                             conversion  to open-end  status and
                                             limiting   the   ability  of  other
                                             persons to  acquire  control of the
                                             Fund.  In  certain   circumstances,
                                             these provisions might also inhibit
                                             the  ability  of  holders of Common
                                             Stock  to sell  their  shares  at a
                                             premium  over   prevailing   market
                                             prices.   The   Fund's   Board   of
                                             Directors has determined that these
                                             provisions    are   in   the   best
                                             interests      of      shareholders
                                             generally.

                                        Shares    of    closed-end    investment
                                             companies  frequently  trade  at  a
                                             discount from net asset value. This
                                             characteristic  is a risk  separate
                                             and distinct from the risk that the
                                             Fund's   net   asset   value   will
                                             decrease   as  a   result   of  its
                                             investment activities. See "Trading
                                             History" for information  regarding
                                             the  relative  net asset  value and
                                             share  price of the  Fund's  Common
                                             Stock since  inception of the Fund.
                                             The Fund cannot predict whether its
                                             shares  will  trade  at,  above  or
                                             below  net   asset   value  in  the
                                             future.   The   Fund  is   intended
                                             primarily for  long-term  investors
                                             and should not be  considered  as a
                                             vehicle for trading purposes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                        Investors  should   carefully   consider
                                             their   ability   to   assume   the
                                             foregoing  risks  before  making an
                                             investment    in   the   Fund.   An
                                             investment   in  shares  of  Common
                                             Stock   of  the  Fund  may  not  be
                                             appropriate  for all  investors and
                                             should  not  be   considered  as  a
                                             complete  investment  program.  See
                                             "Risk     Factors    and    Special
                                             Considerations."

--------------------------------------------------------------------------------

                               SUMMARY OF EXPENSES

Shareholder Transaction Expenses
 Sales Load (as a percentage of offering price).......................... None1

Annual Expenses (as a percentage of net assets attributable
 to common shares)
Management and Administrative Fees....................................... 1.10%
Other Expenses .......................................................... 0.23%
Interest Payments on Borrowed Funds...................................... 2.99%

Total Annual Expenses (estimated)........................................ 4.32%

----------
1 Prices for shares of Common Stock traded in the OTC market will reflect ordinary dealer markups.
2"Other Expenses" are based upon expenses actually incurred for the fiscal year ended August 31, 1995.


The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly.

Example

An investor would pay the following  expenses on a $1,000  investment,  assuming
(1) a 5% annual return, (2) reinvestment of all dividends and distributions at net asset value, and (3) payment by the Fund of operating expenses at the level set forth in the table above:

         1 Year           3 Years       5 Years          10 Years
         ------           -------       -------          --------
         $45.00            $137.00       $229.00         $463.00


     This example as well as the information set forth in the table above should not be considered a representation of the future expenses of the Fund, and actual expenses may be greater or less than those shown. Moreover, while the example assumes a 5% annual return, the Fund's performance will vary and may result in a return greater or less than 5%. In addition, while the example assumes reinvestment of all dividends and distributions at net asset value, this may not be the case for participants in the Plan. See "Dividends and Distributions; Dividend Reinvestment and Cash Purchase Plan."

                              FINANCIAL HIGHLIGHTS

         The table below sets forth selected per share data and ratios for a share of Common Stock outstanding for the periods shown. This information is supplemented by the financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1995, and the Fund's Report to Shareholders for the nine-month period ended May 31, 1996, which are incorporated by reference and can be obtained by stockholders upon request. The financial statements and notes and the financial information in the table below for the periods ended August 31, 1995 and 1994, have been audited by Price Waterhouse LLP, the Fund's independent accountants, whose report thereon also is included in the Annual Report to Shareholders.


Data for a share of common stock outstanding throughout each period:

                                                        For the Nine
                                                        Months Ended           For the Year          For the Period
                                                        May 31, 1996            Year Ended                Ended
                                                         (Unaudited)          August 31, 1995      August 31, 1994(a)
                                                        -----------           ---------------      ------------------
Net asset value, beginning of period .......               $11.11                   $12.01                $14.02
Net investment income ......................                 1.27                     1.54                  0.97
Net realized gain (loss) and change in
          net unrealized appreciation
          (depreciation) on investments ....                 2.12                    (1.02)                (1.86)
                                                         --------                 --------              --------
Total from investment operations ...........                 3.39                     0.52                 (0.89)
                                                         --------                 --------              --------
Less:  Distributions
          Dividends from net investment income              (1.13)                   (1.42)                (0.98)
          Dividends from short-term gains ..                 --                       --                   (0.07)
          Dividends in excess of net investment
          income ...........................                 --                       --                   (0.02)
Offering costs on issuance of common stock .                 --                       --                   (0.05)
                                                         --------                 --------              --------
Net asset value, end of period .............               $13.37                   $11.11                $12.01
                                                                                    ------                ------
Per share market value, end of period ......               $12.75                   $11.25                $11.75
                                                                                    ------                ------
Total investment return based on market
         price per share (c) ...............                25.72%                    8.01%                (9.02%)(b)
Ratios to average net assets:
         Operating expenses ................                 1.33%(d)                 1.39%                 1.38%(d)
         Interest expense ..................                 2.99%(d)                 3.46%                 1.39%(d)
         Total expenses ....................                 4.32%(d)                 4.85%                 2.77%(d)
         Net investment income .............                13.73%(d)                14.10%                 9.05%(d)
         Portfolio turnover rate ...........                66.38%                   85.15%                11.71%(d)
         Net assets, end of period (000) ...             $193,936                 $161,178              $174,252
                                                         --------                 --------              --------


(a) For the period October 29, 1993 (commencement of investment operations) through August 31, 1994.


(b) Return calculated based on beginning of period price of $14.02 (initial offering price of $15.00 less sales load of $0.98) and end of period market value of $11.75 per share. This calculation is not annualized.

(c) For purposes of this calculation, dividends on common shares are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan and the broker commission paid to purchase or sell a share is excluded. This calculation is not annualized.

(d)  Annualized.

The following information relates to the Fund's "senior securities" as defined under the 1940 Act.


                                       Total Amount          Asset Coverage Per
                                       Outstanding        $1,000 of Indebtedness
 Type             Period Ended       at End of Period         at End of Period
 ----             ------------       ----------------     ----------------------
Bank Loans         May 31, 1996        $75,000,000                 368.5%
Bank Loans       August 31, 1995       $75,000,000                 314.9%
Bank Loans       August 31, 1994       $75,000,000                  3.32%




                                    THE FUND

     The Fund, incorporated in Maryland on September 3, 1993, is a non-diversified, closed-end management investment company registered under the 1940 Act. The Fund commenced investment operations on October 29, 1993. The
Fund's investment objective is to maintain a high level of current income by investing primarily in a portfolio of high yield U.S. and non-U.S. corporate debt securities and high yield foreign sovereign debt securities. As a secondary objective, the Fund seeks capital appreciation. There can be no assurance that the Fund's investment objectives will be achieved. Due to the risks inherent in the securities in which the Fund may invest, the Fund should not be considered to be a complete investment program. See "Risk Factors and Special Considerations."

     The Fund's principal office is located at Seven World Trade Center, New York, New York 10048. Periodically updated information regarding the markets in which the Fund invests and the Fund's investments is available by calling 1-800-421-4777 or 1-800-725-6666.


                                  THE OFFERING

     The Common Stock may be offered pursuant to this Prospectus from time to time in order to effect OTC secondary market sales by Oppenheimer & Co., Inc., in its capacity as a dealer and secondary market-maker at negotiated prices related to prevailing market prices on the NYSE at the time of sale. Costs incurred in connection with this offering will be paid by Oppenheimer & Co., Inc., whose principal offices are located at Oppenheimer Tower, One World Financial Center, 200 Liberty Street, New York, New York. Advantage Advisers, Inc., the Fund's Investment Manager, is a wholly owned subsidiary of Oppenheimer & Co., Inc.


                                 USE OF PROCEEDS

     The Fund will not receive any proceeds from the sale of any Common Stock offered pursuant to this Prospectus. Proceeds received by Oppenheimer & Co., Inc. as a result of its OTC secondary market sales of the Common Stock will be utilized by Oppenheimer & Co., Inc. in connection with its secondary market operations and for general corporate purposes.

                                 TRADING HISTORY

     The Common Stock is listed and traded on the NYSE under the symbol "GDF". The following table sets forth for the Common Stock for each quarterly period since commencement of the Fund's operations: (a) the per share high and low sales prices reported by the NYSE; (b) the per share net asset values, based on the Fund's computation as of 4:00 p.m. on the last NYSE business day for the week corresponding to the dates on which the respective high and low sales prices were recorded; and (c) the discount or premium to net asset value represented by the high and low sales prices shown. The range of net asset values and of premiums and discounts for the Common Stock during the periods shown may be broader than is shown in this table. On September 27, 1996, the closing price per share of Common Stock was $13.75, the Fund's net asset value per share was $14.72 and the discount to net asset value was (6.59)%.

                                         Net Asset        (Discount) or Premium
Quarter          Sales Prices             Values            to Net Asset Value
 Ended          High       Low         High       Low         High      Low
------------------------------------------------------------------------------
11/30/93*        n/a        n/a         n/a        n/a         n/a      n/a
02/28/94       15.125     14.125      14.44      13.81        4.60    (0.53)
05/31/94       14.000     11.875      13.53      11.77        4.85    (1.24)
08/31/94       12.500     11.250      12.42      11.62        3.14    (3.85)
11/30/94       11.875     10.500      12.03      11.21        (0.76) (12.13)
02/28/95       11.000     10.125      11.48      10.07        1.79    (8.90)
05/31/95       11.000     9.500       11.13      9.14         6.67    (2.12)
08/31/95       11.125     10.750      11.26      10.47        5.06    (2.90)
11/30/95       11.375     11.000      11.60      11.20        1.74    (4.93)
02/29/96       13.250     11.375      13.32      11.68        0.59    (6.15)
05/31/96       12.750     11.620      13.47      12.20        (2.66)  (7.27)
08/31/96



* For the period October 19, 1993 (commencement of operations) to November 30, 1993.

See "Description of Capital Stock-- Future Actions Relating to a Discount in the Price of the Fund's Shares" as to methods that may be undertaken by the Fund to reduce any discount.


                       INVESTMENT OBJECTIVES AND POLICIES

     The Fund's investment objective is to maintain a high level of current income by investing primarily in a portfolio of high yield U.S. and non-U.S. corporate debt securities and high yield foreign sovereign debt securities. As a secondary objective, the Fund seeks capital appreciation. The Fund invests only in U.S. dollar-denominated securities. Under normal market conditions, the Fund invests at least 33% of its total assets in high yield U.S. corporate debt securities and at least 33% of its total assets in high yield foreign sovereign debt securities. Up to 33% of the Fund's total assets may be invested in high yield non-U.S. corporate debt securities. The debt securities in which the Fund invests generally will be rated, at the time of investment, in the categories "Ba" or "B" by Moody's or "BB" or "B" by S&P or, if not rated by Moody's or S&P, will be of comparable quality as determined by the Investment Adviser. Debt securities rated by both Moody's and S&P need only satisfy the foregoing ratings standards with respect to either the Moody's or the S&P rating. There is no minimum rating requirement for the debt securities in which the Fund invests. However, the Fund anticipates that under normal market conditions no more than 20% of the Fund's total assets will be rated, at the time of investment, below "B" by Moody's or S&P, or will be unrated and of comparable quality. The Fund is not required to dispose of a debt security if its credit rating or credit quality declines. However, the Investment Adviser will continue to evaluate the appropriateness of maintaining such a debt security in the Fund's portfolio in accordance with the approach described below. Yields on the corporate and sovereign debt securities in which the Fund invests fluctuate over time but are expected at the time of investment to exceed current yields on higher rated securities. However, such debt securities also involve greater risks than higher rated securities. See "Risk Factors and Special Considerations."

     The Investment Adviser is free to invest in high yield debt securities of any maturity and may adjust the average maturity of the Fund's portfolio from time to time, depending on the Investment Manager's and Investment Adviser's assessment of the relative yields available on securities of different maturities and its expectations of future changes in interest rates. [Long-term debt securities generally provide a higher yield than short-term debt securities, and therefore the Investment Manager and the Investment Adviser expect that, based upon current market conditions, the Fund's high yield debt securities will have an average maturity of 10 to 15 years.]

     In light of the risks associated with high yield corporate and sovereign debt securities, the Investment Adviser considers various factors in evaluating the creditworthiness of an issue as well as the appropriateness of the securities for inclusion in the Fund's portfolio. For corporate debt securities, these typically include the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of the issuer, and the experience and track record of the issuer's management. For sovereign debt instruments, these typically include the economic and political conditions within the issuer's country, the issuer's overall and external debt levels and debt service ratios, the issuer's access to capital markets and other sources of funding, and the issuer's debt service payment history. The Investment Adviser also reviews the ratings, if any, assigned to the security by any recognized rating agencies, although the Investment Adviser's judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service. In addition to the foregoing credit analysis, the Investment Adviser evaluates the relative value of an investment compared with its perceived credit risk. In selecting securities for the Fund, the Investment Adviser considers the correlation among securities represented in the Fund's portfolio in an attempt to reduce the risk of exposure to market, industry and issuer volatility. The Investment Adviser uses floating rate securities from time to time in an attempt to reduce the Fund's exposure to rising interest rates and, accordingly, to assist in reducing significant fluctuations in net asset value. The Fund's ability to achieve its investment objectives may be more dependent on the Investment Adviser's credit analysis than would be the case if it invested in higher quality debt securities.

     A description of the ratings used by Moody's and S&P is set forth in Appendix A to this Prospectus.

High Yield Corporate Debt Securities

     High yield U.S. and non-U.S. corporate debt securities in which the Fund may invest include bonds, debentures, notes and commercial paper and will generally be unsecured. Most of these debt securities will bear interest at fixed rates. However, the Fund may also invest in debt securities with variable rates of interest or which involve equity features, such as contingent interest or participations based on revenues, sales or profits (i.e., interest or other payments, often in addition to a fixed rate of return, that are based on the borrower's attainment of specified levels of revenues, sales or profits and thus enable the holder of the security to share in the potential success of the venture). The development of a market for high yield non-U.S. corporate debt securities has been a more recent event. As political and economic reforms have been adopted by certain developing and emerging countries, and as privatizations have occurred, access to international capital markets has expanded, particularly for corporate issuers in Latin American countries.

High Yield Foreign Sovereign Debt Securities

     The high yield sovereign debt securities in which the Fund may invest are U.S. dollar-denominated, fixed or floating rate debt securities, including Brady Bonds, which are issued or guaranteed by governments or governmental entities of developing and emerging countries. The price of a developing or emerging country's external debt in the secondary markets generally reflects market perception of a country's economic prospects. A significant change in the country's fundamentals will usually be accompanied by corresponding price movements in a country's debt. By improving economic and repayment prospects, a country's credit standing increases, generally resulting in an increase in the value of the debt. The Fund expects that the sovereign debt securities in which the Fund will invest will be issued by countries consisting primarily of those which have issued or have announced plans to issue Brady Bonds, but the Fund is not limited to investing in the debt of such countries. Sovereign governments may include national, provincial, state, municipal or other foreign governments with taxing authority. Governmental entities may include the agencies and instrumentalities of such governments, as well as state-owned or state-controlled enterprises.

         Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Bank for Reconstruction and Development (the "World Bank") and the International Monetary Fund (the "IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for newly issued bonds (Brady

Bonds). Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank and/or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms. Such reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country's economic growth and development. Investors should also recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. The Investment Manager and the Investment Adviser believe that economic reforms undertaken by countries in connection with the issuance of Brady Bonds make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. However, there can be no assurance that the Investment Manager's and the Investment Adviser's expectations with respect to Brady Bonds will be realized.

     Investors should recognize that Brady Bonds have been issued only recently, and accordingly, do not have a long payment history. Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Discount bonds issued to date under the framework of the Brady Plan have generally borne interest computed semiannually at a rate equal to 13/16 of 1% above the then current six month London Inter-Bank Offered Rate ("LIBOR") rate. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, the Fund purchases Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase. Brady Bonds issued to date have traded at a deep discount from their face value. Certain sovereign bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due at maturity (typically 30 days from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. The Fund may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds. Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transnational securities depositories. A substantial portion of the Brady Bonds and other sovereign debt securities in which the Fund invests are likely to be acquired at a discount, which involves certain considerations discussed below under "Other Investments--Zero Coupon Securities, Pay-in-Kind Bonds and Discount Obligations."

Other Investments

     Equity Securities. The Fund may invest up to 10% of its total assets in common stock, convertible securities, warrants, preferred stock or other equity securities of U.S. and non-U.S. issuers when consistent with the Fund's objectives. The Fund will generally hold such investments as a result of purchases of unit offerings of debt securities which include such securities or in connection with an actual or proposed conversion or exchange of debt securities. The Fund will treat investments acquired in this manner, together with any holdings of convertible securities, as debt securities for purposes of its policy to invest at least 33% of its total assets, under normal circumstances, in high yield corporate debt securities. The Fund may also purchase equity securities not associated with debt securities when, in the opinion of the Investment Manager and the Investment Adviser, such purchase is appropriate.

     Zero Coupon Securities, Pay-in-Kind Bonds and Discount Obligations. The Fund may invest up to 15% of its total assets in zero coupon securities and pay-in-kind bonds and, as indicated above, a substantial portion of the Fund's sovereign debt securities may be acquired at a discount. These investments involve special risk considerations. Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Certain zero coupon securities also are sold at substantial discounts from their maturity value and provide for the commencement of regular interest payments at a deferred date. The Fund also may purchase pay-in-kind bonds. Pay-in-kind bonds pay all or a portion of their interest in the form of debt or equity securities. Any such equity securities received in payment of interest will be subject to the 10% limitation described above under "Other Investments--Equity Securities." Zero coupon securities and pay-in-kind bonds may be issued by a wide variety of corporate and governmental issuers.

     Zero coupon securities, pay-in-kind bonds and debt securities acquired at a discount tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities and debt securities acquired at a discount appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates. Under current federal income tax law, the Fund is required to accrue as income each year the value of securities received in respect of pay-in-kind bonds and a portion of the original issue discount with respect to zero coupon securities and other securities issued at a discount to the stated redemption price. In addition, the Fund will elect similar treatment for any market discount with respect to debt securities acquired at a discount. Accordingly, the Fund may have to dispose of portfolio securities under disadvantageous circumstances in order to generate current cash to satisfy certain distribution requirements. See "Taxation--The Fund."

     Loan Participations and Assignments. The Fund may invest in dollar-denominated fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign sovereign entity and one or more financial institutions ("Lenders"). The Fund may invest in such Loans in the form of participations in Loans ("Participations") and assignments of all or a portion of Loans from third parties ("Assignments"). The Fund considers these investments to be investments in sovereign debt securities for purposes of this Prospectus. Participations typically will result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Fund will acquire Participations only if the Lender interpositioned between the Fund and the borrower is determined by the Investment Adviser to be creditworthy. When the Fund purchases Assignments from Lenders, the Fund will acquire direct rights against the borrower on the Loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender.

          The Fund may have difficulty disposing of Assignments and Participations. Because the market for such instruments is not highly liquid, the Fund anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market will have an adverse impact on the value of such instruments and on the Fund's ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The Fund currently treats Loan Participations and Assignments as illiquid for purposes of the Fund's limitation on investing in illiquid securities. However, the Board of Directors of the Fund may adopt policies and procedures in the future for the purpose of determining whether Assignments and Loan Participations are liquid or illiquid for purposes of the Fund's limitation on investment in illiquid securities. Pursuant to those policies and procedures, the Board of Directors would delegate to the Investment Adviser the determination as to whether a particular Loan Participation or Assignment is liquid or illiquid, requiring that consideration be given to, among other things, the frequency of quotes, the number of dealers willing to sell and the number of potential purchasers, the nature of the Loan Participation or Assignment and the time needed to dispose of it, and the contractual provisions of the relevant documentation. The Board of Directors would periodically review purchases and sales of Assignments and Loan Participations. In valuing a Loan Participation or Assignment held by the Fund for which a sec-ondary trading market exists, the Fund will rely upon prices or quotations provided by banks, dealers or pricing services. To the extent a secondary trading market does not exist, the Fund's Loan Participations and Assignments will be valued in accordance with procedures adopted by the Board of Directors, taking into consideration, among other factors, (i) the creditworthiness of the borrower under the Loan and the Lender, (ii) the current interest rate, period until next rate reset and maturity of the Loan, (iii) recent prices in the market for similar Loans and (iv) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity. See "Net Asset Value."

     Structured Investments. Included among the issuers of foreign debt securities in which the Fund may invest are entities organized and operated solely for the purpose of restructuring the investment characteristics of various securities. These entities are typically organized by investment banking firms which receive fees in connection with establishing each entity and arranging for the placement of its securities. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as Brady Bonds) and the issuance by that entity of one or more classes of securities ("Structured Investments") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Investments to create securities with different investment characteristics such as varying maturities, payment priorities or interest rate provisions; the extent of the payments made with respect to Structured Investments is dependent on the extent of the cash flow on the underlying instruments. Because Structured Investments of the type in which the Fund anticipates investing typically involve no credit enhancement, their credit risk will generally be equivalent to that of the underlying instruments.

     The Fund is permitted to invest in a class of Structured Investments that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Investments typically have higher yields and present greater risks than unsubordinated Structured Investments. Although the Fund's purchase of subordinated Structured Investments would have a similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of the limitations placed on the extent of the Fund's assets that may be used for borrowing and other leveraging activities. See "Additional Investment Activities--Leverage."

     Certain issuers of Structured Investments may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the Fund's investment in these Structured Investments may be limited by the restrictions contained in the 1940 Act described below under "Additional Investment Activities--Investment Funds." Structured Investments are typically sold in private placement transactions, and there currently is no active trading market for Structured Investments.

     Higher Quality Debt Securities and Temporary Investments. There may be times when, in the judgment of the Investment Adviser, conditions in the securities markets would make pursuing the Fund's basic investment strategy inconsistent with the best interests of the Fund's shareholders. At such times, the Investment Adviser may employ alternative strategies, including investment of a substantial portion of the Fund's assets in securities rated higher than "Ba" by Moody's or "BB" by S&P, or in unrated securities of comparable quality. The Fund may hold and/or invest up to 35% of its total assets in cash and/or Temporary Investments (as defined below) for cash management purposes pending investment in accordance with the Fund's investment objectives and policies, to meet operating expenses and to maintain liquidity. Temporary Investments are debt securities denominated in U.S. dollars including: (1) short-term (less than 12 months to maturity) and medium-term (not greater than five years to maturity) obligations issued or guaranteed by (a) the U.S. government or the government of a non-emerging market country, their agencies or instrumentalities or (b) international organizations designated or supported by multiple foreign governmental entities to promote economic reconstruction or development ("supranational entities"); (2) finance company obligations, corporate commercial paper and other short-term commercial obligations, in each case rated or issued by companies with similar securities outstanding that are rated Prime-1 or A or better by Moody's or A-1 or A or better by S&P or, if unrated, of comparable quality as determined by the Investment Adviser; (3) obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances) of banks, subject to the restriction that the Fund may not invest more than 25% of its total assets in bank securities; and (4) repurchase agreements (as discussed below under Additional Investment Activities--Repurchase Agreements) with respect to securities in which the Fund may invest.

     If at some future time, in the opinion of the Investment Adviser, adverse conditions prevail in the securities markets which makes the Fund's investment strategy inconsistent with the best interests of the Fund's shareholders, the Fund may invest its assets without limit in Temporary Investments.

     The Fund's investment objectives, together with the investment restrictions set forth under "Investment Restrictions" below, are fundamental policies that may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. The other policies and investment restrictions referred to in this Prospectus are not fundamental and may be changed by the Board of Directors of the Fund without shareholder approval. As used in this Prospectus, a "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.


                        ADDITIONAL INVESTMENT ACTIVITIES

Leverage

     The Fund has utilized and intends to continue utilizing leverage by borrowing or by issuing shares of preferred stock or short-term debt securities. The Fund intends to leverage in an amount up to 33 1/3% of its total assets including the amount obtained from leverage. It is anticipated that the interest payments on any borrowing or short-term debt securities or the dividends on any preferred stock will reflect short-term rates, and that the net return on the Fund's portfolio, including the proceeds of any leverage, will exceed the interest or dividend rate applicable to the leverage. Whether to leverage and the terms of, and the timing of leverage will be determined by the Fund's Board of Directors. The extent to which the Fund is leveraged from time to time will vary depending on the judgment of the Board of Directors, in consultation with the Investment Manager and the Investment Adviser, regarding market conditions. Through these leveraging techniques, the Fund will seek to obtain a higher return for holders of Common Stock than if the Fund were not leveraged. There can be no assurance, however, that the Fund will engage in any leveraging techniques.

     Utilization of leverage is a speculative investment technique and involves certain risks to the holders of Common Stock. These include the possibility of higher volatility of the net asset value of the Common Stock and potentially more volatility in the market value of the Common Stock. So long as the Fund is able to realize a higher net return on its investment portfolio than the then current interest or dividend rate of any leverage together with other related expenses, the effect of the leverage will be to cause holders of Common Stock to realize a higher current net investment income than if the Fund were not so leveraged. On the other hand, to the extent that the then current interest or dividend rate on any leverage, together with other related expenses, approaches the net return on the Fund's investment portfolio, the benefit of leverage to holders of Common Stock will be reduced, and if the then current interest or dividend rate on any leverage were to exceed the net return on the Fund's portfolio, the Fund's leveraged capital structure would result in a lower rate of return to holders of Common Stock than if the Fund were not so leveraged. Similarly, since any decline in the net asset value of the Fund's investments will be borne entirely by holders of the Common Stock, the effect of leverage in a declining market would be a greater decrease in net asset value applicable to the Common Stock than if the Fund were not leveraged. Any such decrease would likely be reflected in a decline in the market price of the Common Stock. If the Fund's current investment income were not sufficient to meet interest or dividend requirements on any leverage, it could be necessary for the Fund to liquidate certain of its investments, thereby reducing the net asset value attributable to the Common Stock. Such liquidations might also cause the Fund to realize gains on securities held for less than three months. Because not more than 30% of the Fund's gross income may be derived from the sale or disposition of securities held for less than three months to maintain the Fund's status as a regulated investment company under the Code, such gains would limit the ability of the Fund to sell other securities held for less than three months that the Fund might wish to sell in the ordinary course of its portfolio management and thus might adversely affect the Fund's yield.

     The Fund's use of leverage is subject to the provisions of the 1940 Act, including asset coverage requirements and restrictions on the declaration of dividends and distributions to holders of Common Stock or purchases of Common Stock in the event such asset coverage requirements are not met. The 1940 Act also requires that holders of preferred stock, and in certain circumstances holders of debt securities, have certain voting rights. See "Description of Capital Stock."

     In addition, the Fund may apply for a rating from Moody's and/or S&P on any preferred stock or short-term debt which it issues; however, no minimum rating is required for the issuance of preferred stock or short-term debt by the Fund. The Fund believes that obtaining one or both of such ratings for its preferred stock or short-term debt securities will enhance the marketability of the preferred stock or short-term debt securities and thereby reduce the dividend rate on the preferred stock or interest requirements on such short-term debt securities from that which the Fund would be required to pay if the preferred stock or short-term debt securities were not so rated. The rating agencies for any preferred stock or short-term debt securities may require asset coverage maintenance ratios in addition to those imposed by the 1940 Act. The ability of the Fund to comply with such asset coverage maintenance ratios may be subject to circumstances beyond the control of the Fund such as market conditions for its portfolio securities. The Fund expects that the terms of any preferred stock or short-term debt securities will provide for mandatory redemption of the preferred stock or repayment of short-term debt in the event the Fund fails to meet such asset coverage maintenance ratios. In such circumstances, the Fund may have to liquidate portfolio securities in order to meet redemption or repayment requirements. Such liquidations and redemptions would cause the Fund to incur transaction costs and could result in capital losses to the Fund. This would have the effect of reducing the net asset value to holders of the Common Stock and could reduce the Fund's net income in the future.

     The issuance of any leverage will entail certain initial costs and expenses such as underwriting discounts or placement fees, fees associated with the registration with the Commission, filings under state securities laws, rating agency fees, legal and accounting fees, printing costs and certain other ongoing expenses such as administrative and accounting fees. These costs and expenses will be borne by the Fund and will reduce net assets available to holders of the Common Stock.

     To date, all of the Fund's borrowing has been made on a secured basis and the Fund expects this to continue to be the case. The Fund's custodian either segregates the assets securing the Fund's borrowing for the benefit of the Fund's lenders or arranges with a suitable sub-custodian, which may include a lender. If the assets used to secure the borrowing decrease in value, the Fund may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets. The rights of any lenders to the Fund to receive payments of interest on and repayments of principal of borrowings will be senior to the rights of the Fund's shareholders, and the terms of the Fund's borrowings may contain provisions that limit certain activities of the Fund and could result in precluding the purchase of instruments that the Fund would otherwise purchase.

     If the Fund leverages through preferred stock, under the requirements of the 1940 Act, the value of the Fund's total assets, less all liabilities and indebtedness of the Fund not represented by senior securities, as defined in the 1940 Act, must be equal, immediately after any such issuance of preferred stock, to at least 200% of the aggregate amount of senior securities representing indebtedness plus the aggregate liquidation preference of any outstanding preferred stock. Such percentage must also be met any time the Fund pays a dividend or makes any other distribution on Common Stock (other than a distribution in Common Stock) or any time the Fund repurchases Common Stock, in each case after giving effect to such dividend, distribution or repurchase. The liquidation value of preferred stock is expected to equal the aggregate original purchase price plus any accrued and unpaid dividends thereon (whether or not earned or declared). See "Description of Capital Stock."

     If the Fund leverages through borrowing or issuing short-term debt securities, under the requirements of the 1940 Act, the value of the Fund's total assets, less all liabilities and indebtedness of the Fund not represented by senior securities, as defined in the 1940 Act, must at least be equal, immediately after the issuance of senior securities consisting of debt, to 300% of the aggregate principal amount of all outstanding senior securities of the Fund which are debt. If the Fund leverages through the issuance of senior securities consisting of debt, the 300% asset coverage maintenance ratio referred to above must also be met any time the Fund declares a dividend or other distribution on Common Stock (other than a distribution in Common Stock) or any time the Fund repurchases Common Stock, in each case after giving effect to such dividend, distribution or repurchase.

     The Fund may enter into reverse repurchase agreements with any member bank of the Federal Reserve System and any broker-dealer or any foreign bank that has been determined by the Investment Adviser to be creditworthy. Under a reverse repurchase agreement, the Fund would sell securities and agree to repurchase them at a mutually agreed date and price. At the time the Fund enters into a reverse repurchase agreement, it may establish and maintain a segregated account, with its custodian or a designated sub-custodian, containing cash, securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities ("U.S. Government Securities") or other liquid, high grade debt obligations, having a value not less than the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds of the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligations to repurchase the securities, and the Fund's use of proceeds of the reverse repurchase agreement may effectively be restricted pending the decision. Reverse repurchase agreements will be treated as borrowings for purposes of calculating the Fund's borrowing limitation to the extent the Fund does not establish and maintain a segregated account (as described above).

     The Fund may, in addition to engaging in the transactions described above, borrow money for temporary or emergency purposes (including, for example, clearance of transactions, share repurchases or payments of dividends to shareholders) in an amount not exceeding 5% of the value of the Fund's total assets (including the amount borrowed).

Derivatives

     The Fund is authorized to use various investment strategies described below to hedge market risks (such as interest rates, currency exchange rates and broad or specific market movements), to manage the effective maturity or duration of debt instruments held by the Fund, or to seek to increase the Fund's income or gain. Although these strategies are regularly used by some investment companies and other institutional investors, these strategies cannot at the present time be used to a significant extent by the Fund and may not become available for extensive use in the future. Techniques and instruments may change, however, over time as new instruments and strategies are developed or regulatory changes occur. Limitations on the portion of the Fund's assets that may be used in connection with the investment strategies described below are set out in Appendix B to this Prospectus.

     Subject to the constraints described above the Fund may purchase and sell interest rate, currency or stock or bond index futures contracts and enter into currency forward contracts and currency swaps; purchase and sell (or write) exchange listed and over-the-counter put and call options on securities, Loan Participations and Assignments, currencies, futures contracts, indices and other financial instruments, and the Fund may enter into interest rate transactions, equity swaps and related transactions and other similar transactions which may be developed to the extent the Investment Adviser determines that they are consistent with the Fund's investment objective and policies and applicable regulatory requirements (collectively, these transactions are referred to in this Prospectus as "Derivatives"). The Fund's interest rate transactions may take the form of swaps, caps, floors and collars, and the Fund's currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

     Derivatives may be used to attempt to protect against possible changes in the market value of securities held or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its securities, to facilitate the sale of those securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities or to seek to enhance the Fund's income or gain. The Fund may use any or all types of Derivatives which it is authorized to use at any time; no particular strategy will dictate the use of one type of transaction rather than another, as use of any authorized Derivative will be a function of numerous variables, including market conditions. The ability of the Fund to utilize Derivatives successfully will depend on, in addition to the factors described above, the Investment Adviser's ability to predict pertinent market movements, which cannot be assured. These skills are different from those needed to select the Fund's portfolio securities. The Fund is not a "commodity pool" (i.e., a pooled investment vehicle which trades in commodity futures contracts and options thereon and the operator of which is registered with the
CFTC), and Derivatives involving futures contracts and options on futures contracts will be purchased, sold or entered into only for bona fide hedging purposes, provided that the Fund may enter into such transactions for purposes other than bona fide hedging if, immediately thereafter, the sum of the amount of its initial margin and premiums on open contracts and options would not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and losses on existing contracts, provided further, that, in the case of an option that is in-the-money, the in-the-money amount may be excluded in calculating the 5% limitation. The use of certain Derivative in certain circumstances will require that the Fund segregate cash or other liquid assets to the extent the Fund's obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity and, to the extent the Investment Adviser's view as to certain market movements is incorrect, the risk that the use of Derivatives could result in significantly greater losses than if it had not been used. Use of put and call options could result in losses to the Fund, force the purchase or sale of portfolio securities at inappropriate times or for prices higher or lower than current market values, or cause the Fund to hold a security it might otherwise sell. The use of currency transactions could result in the Fund incurring losses as a result of the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency in addition to exchange rate fluctuations. The use of options and futures transactions entails certain special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund could create the possibility that losses on the Derivative will be greater than gains in the value of the Fund's position. In addition, futures and options markets could be illiquid in some circumstances and certain over-the-counter options could have no markets. The Fund might not be able to close out certain positions without incurring substantial losses. To the extent the Fund utilizes futures and options transactions for hedging, such transactions should tend to minimize the risk of loss due to a decline in the value of the hedged position and, at the same time, limit any potential gain to the Fund that might result from an increase in value of the position. Finally, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would purchases of options, in which case the exposure is limited to the cost of the initial premium and transaction costs. Losses resulting from the use of Derivatives will reduce the Fund's net asset value, and possible income, and the losses may be significantly greater than if Derivatives had not been used.

     A detailed discussion of Derivatives, including applicable requirements of the CFTC, the requirement to segregate assets with respect to these transactions and special risks associated with such strategies, appears as Appendix B to this Prospectus. See also "Risk Factors and Special Considerations--Investment Practices."

Repurchase Agreements

     The Fund may enter into repurchase agreements for cash management purposes. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed upon time and price. The Fund will enter into repurchase agreements only with dealers, domestic banks or recognized financial institutions which, in the opinion of the Investment Adviser, based on guidelines established by the Fund's Board of Directors, are deemed creditworthy. The Investment Adviser will monitor the value of the securities underlying the repurchase agreement at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the securities always exceeds the repurchase price. In the event of default by the seller under the repurchase agreement, the Fund may incur costs and experience time delays in connection with the disposition of the underlying securities. To the extent that, in the meantime, the value of the securities that the Fund has purchased has decreased, the Fund could experience a loss.

When-Issued and Delayed Delivery Securities

     The Fund may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield. No income accrues to the purchaser of a security on a when-issued or delayed delivery basis prior to delivery. Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Purchasing a security on a when-issued or delayed delivery basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery. The Fund will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities but may sell them before the settlement date if it is deemed advisable. The Fund will establish a segregated account in which it will maintain liquid assets in an amount at least equal in value to the Fund's commitments to purchase securities on a when-issued or delayed delivery basis. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments. As an alternative, the Fund may elect to treat when--issued or delayed delivery securities as senior securities representing indebtedness, which are subject to asset coverage requirements under the 1940 Act. See "Investment Restrictions."

Loans of Portfolio Securities

     The Fund may lend portfolio securities. By doing so, the Fund attempts to increase its income through the receipt of interest on the loan. In the event of the bankruptcy of the other party to a securities loan, the Fund could experience delays in recovering the securities it lent. To the extent that, in the meantime, the value of the securities the Fund lent has increased, the Fund could experience a loss.

     Any securities that the Fund may receive as collateral will not become a part of its portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed-upon fee from a borrower that has delivered cash equivalent collateral. Cash collateral received by the Fund will be invested in securities in which the Fund is permitted to invest. The value of securities loaned will be marked to market daily. Portfolio securities purchased with cash collateral are subject to possible depreciation. Loans of securities by the Fund will be subject to termination at the Fund's or the borrower's option. The Fund may pay reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the Fund's Board of Directors. The Fund does not currently intend to make loans of portfolio securities with a value in excess of 5% of the value of its total assets.

Illiquid or Restricted Securities

     The Fund may invest up to 20% of the value of its total assets, measured at the time of investment, in illiquid securities, for which there is a limited trading market and for which a low trading volume of a particular security may result in abrupt and erratic price movements. The Fund may be unable to dispose of its holdings in illiquid securities at then current market prices and may have to dispose of such securities over extended periods of time. The Fund is not required by its limitation on investments in illiquid securities to dispose of such securities if the proportion of the Fund's total assets represented by illiquid securities exceeds 20% due to market changes. The Fund will consider repurchase agreements which cannot be liquidated within seven days to be illiquid securities for purposes of its limitation on investments in illiquid securities.

     Certain securities in which the Fund may invest are subject to legal or contractual restrictions as to resale ("Restricted Securities") and may therefore be illiquid by their terms. Restricted Securities may involve added expense to the Fund should the Fund be required to bear registration costs with respect to such securities. In the absence of registration, the Fund would have to dispose of its Restricted Securities pursuant to an exemption from registration under the Securities Act of 1933, as amended (the "Securities Act"), including a transaction in compliance with Rule 144 under the Securities Act, which permits only limited sales under specified conditions unless the Fund has held the securities for at least three years and is unaffiliated with the issuer. Companies whose securities are not publicly traded are also not subject to the same disclosure and other legal requirements as are applicable to companies with publicly traded securities.

     The Fund may purchase certain Restricted Securities ("Rule 144A securities") eligible for sale to qualified institutional buyers as contemplated by Rule 144A under the Securities Act. Rule 144A provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers. One effect of Rule 144A is that certain restricted securities may now be liquid, though no assurance can be given that a liquid market for Rule 144A securities will develop or be maintained. The Fund's holdings of Rule 144A securities which are liquid securities will not be subject to the 20% limitation described above. The Board of Directors has adopted policies and procedures for the purpose of determining whether securities that are eligible for resale under Rule 144A are liquid or illiquid for purposes of the Fund's limitation on investment in illiquid securities, and has delegated to the Investment Adviser that determination by requiring that consideration be given to, among other things, the frequency of trades and quotes for the security, the number of dealers willing to sell the security and the number of potential purchasers, dealer undertakings to make a market in the security, the nature of the security and the time needed to dispose of the security. The Board of Directors periodically reviews the Fund's purchases and sales of Rule 144A securities and the Investment Adviser's compliance with the above procedures.

Investment Funds

     The Fund may invest in investment funds other than those for which the Investment Manager or Investment Adviser serve as investment adviser or sponsor, which invest principally in securities in which the Fund is authorized to invest. Under the 1940 Act, the Fund may invest a maximum of 10% of its total assets in the securities of other invest ment companies. In addition, under the 1940 Act, not more than 5% of the Fund's total assets may be invested in the securities of any one investment company. To the extent the Fund invests in other investment funds, the Fund's shareholders will incur certain duplicative fees and expenses, including investment advisory fees. The Fund's investment in certain investment funds will result in special U.S. federal income tax consequences described below under "Taxation."


                             INVESTMENT RESTRICTIONS

The following restrictions, along with the Fund's investment objectives, are the Fund's only fundamental policies--that is, policies that cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. See "Description of Capital Stock--Preferred Stock" and
"Description of Capital Stock--Special Voting Provisions" for additional information with respect to the voting rights of holders of preferred stock, if any. The other policies and investment restrictions referred to in this Prospectus are not fundamental policies of the Fund and may be changed by the Fund's Board of Directors without shareholder approval. The percentage restrictions set forth below, as well as those contained elsewhere in this Prospectus, apply at the time a transaction is effected, and a subsequent change in a percentage resulting from market fluctuations or any other cause other than an action by the Fund will not require the Fund to dispose of portfolio securities or to take other action to satisfy the percentage restriction. Under its fundamental restrictions, the Fund may not:

     (1) purchase any securities which would cause more than 25% of the value of its total assets at the time of such purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investment in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or repurchase agreements collateralized by any of such obligations;

     (2) issue senior securities or borrow money, except for (a) preferred stock and other senior securities (including borrowing money, including on margin if margin securities are owned, entering into reverse repurchase agreements and entering into similar transactions) not in excess of 33 1/3% of its total assets, and (b) borrowings up to 5% of its total assets (including the amount borrowed) for temporary or emergency purposes (including for clearance of transactions, repurchase of its shares or payment of dividends), without regard to the amount of senior securities outstanding under clause (a) above; provided, however, that the Fund's obligations under when-issued and delayed delivery transactions and similar transactions and reverse repurchase agreements are not treated as senior securities if covering assets are appropriately segregated, and the use of Derivatives shall not be deemed to involve the issuance of a "senior security" or a "borrowing"; for purposes of clauses (a) and (b) above, the term "total assets" shall be calculated after giving effect to the net proceeds of senior securities issued by the Fund reduced by any liabilities and indebtedness not constituting senior securities except for such liabilities and indebtedness as are excluded from treatment as senior securities by this item
(2). The Fund's obligations under interest rate swaps are not treated as senior securities;

     (3) purchase or sell commodities or commodity contracts, including futures contracts and options thereon, except that the Fund may engage in Derivatives;

     (4) make loans, except that the Fund may (a) purchase and hold debt instruments (including commercial paper notes, bonds, debentures or other secured or unsecured obligations and certificates of deposit, bankers' acceptances and fixed time deposits) in accordance with its investment objectives and policies; (b) invest in or purchase loans through Participations and Assignments; (c) enter into repurchase agreements with respect to portfolio securities; and (d) make loans of portfolio securities;

     (5) underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter;

     (6) purchase real estate, real estate mortgage loans or real estate limited partnership interests (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein);

     (7) purchase shares of other investment companies in an amount exceeding the limits set forth in the 1940 Act and the rules thereunder;

     (8) make short sales of securities or purchase securities on margin (except for delayed delivery or when-issued transactions, such short-term credits as are necessary for the clearance of transactions, and margin deposits in connection with transactions in futures contracts, options on futures contracts and options on securities and securities indices);

     (9) invest for the purpose of exercising control over management of any company; or

     (10) invest directly in interests in oil, gas or other mineral exploration development programs or mineral leases.


                     RISK FACTORS AND SPECIAL CONSIDERATIONS

     An investment in the Fund is subject to a number of risk factors and special considerations, including those described below:

General Considerations Relating to Investments in High Yield Debt Securities

     The net asset value of the Fund's Common Stock changes with fluctuations in the value of its portfolio securities. The high yield corporate debt securities, commonly known as junk bonds, and high yield sovereign debt securities in which the Fund invests generally will be rated, at the time of investment, in the categories "Ba" or "B" by Moody's or "BB" or "B" by S&P, or will be of comparable quality. These lower-rated and comparable unrated securities involve greater risks than higher-rated securities. Under rating agency guidelines, these lower-rated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions. Such securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value and liquidity of securities held by the Fund with a commensurate effect on the value of the Fund's Common Stock. The Fund may invest in securities having the lowest ratings for non-subordinated debt instruments assigned by Moody's or S&P (i.e., rated C by Moody's or CCC or lower by S&P) or in comparable unrated securities. Some of the low-rated high yield debt securities held by the Fund may not be paying interest currently or may be in payment default. Under rating agency guidelines, such securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default, to be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions, and/or to be in default or not current in the payment of interest or principal. Unrated securities deemed comparable to these lower- and lowest-rated securities will have similar characteristics.

     Because the Fund invests primarily in fixed-income securities, the net asset value of the Fund's portfolio, and hence its Common Stock, can be expected to change as general levels of interest rates fluctuate, although the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities. Except to the extent that values are affected independently by other factors such as developments relating to a specific issuer, when interest rates decline, the value of a fixed-income portfolio can generally be expected to rise. Conversely, when interest rates rise, the value of a fixed-income portfolio can generally be expected to decline. These fluctuations can be expected to be greater with respect to investments in fixed-income securities with longer maturities than investments in securities with shorter maturities. Brady Bonds and other debt obligations acquired at a discount are subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which are not subject to such discount. [Although there is no limitation on the average maturity of the Fund's portfolio, the Investment Manager and the Investment Adviser generally expect that the Fund's high yield debt portfolio will have an average maturity of 10 to 15 years.]

     The secondary markets for high yield corporate and sovereign debt securities, including Brady Bonds, are not as liquid as the secondary markets for higher rated securities. The secondary markets for high yield debt securities are characterized by relatively few market makers, participants in the market being mostly institutional investors including insurance companies, banks, other financial institutions and mutual funds. In addition, the trading volume for high yield debt securities is generally lower than that for higher-rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the Fund's ability to dispose of particular portfolio investments and may limit the ability of the Fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value. If the Fund is not able to obtain precise or accurate market quotations for a particular security, it will become more difficult for the Board of Directors to value the Fund's portfolio securities and the Board may have to use a greater degree of judgment in making such valuations. Less liquid secondary markets may also affect the Fund's ability to sell securities at their fair value. In addition, the Fund may invest up to 20% of its total assets, measured at the time of investment, in illiquid securities, which may be more difficult to value and to sell at fair value. Further, if the secondary markets for high yield debt securities contract due to adverse economic conditions or for other reasons, certain previously liquid securities in the Fund's portfolio may become illiquid and the proportion of the Fund's assets invested in illiquid securities may increase.

Considerations Relating to High Yield Corporate Debt Securities

     The market values of corporate debt securities rated below investment grade and comparable unrated securities tend to be more sensitive to company-specific developments and changes in economic conditions and interest rates than those of higher rated securities. Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by such issuers is significantly greater than with investment grade securities because such securities frequently are subordinated to the prior payment of senior indebtedness.

     Many fixed income securities, including certain corporate debt securities in which the Fund may invest, contain call or buy-back features which permit the issuer of the security to call or repurchase it. Such securities may present risks based on payment expectations. If an issuer exercises such a "call option" and redeems the security, the Fund may have to replace the called security with a lower yielding security, resulting in a decreased rate of return for the Fund.

Considerations Relating to High Yield Foreign Sovereign and Non-U.S. Corporate Debt Securities

     Investments in foreign sovereign and non-U.S. debt securities involve certain risks not typically associated with U.S. corporate investments. Investing in foreign sovereign and non-U.S. corporate debt securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries in which the Fund invests. The ability and willingness of sovereign obligors in developing and emerging countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Countries such as those in which the Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, its government's policy towards the IMF, the World Bank and other international agencies and the political constraints to which a government debtor may be subject.

     The ability of a foreign sovereign obligor to make timely and ultimate payments on its external debt obligations will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks, and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may curtail the willingness of such third parties to lend funds, which may further impair the obligor's ability or willingness to service its debts in a timely manner. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

     As a result of the foregoing, a governmental obligor may default on its obligations. If such a default occurs, the Fund may have limited effective legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

     Sovereign obligors in developing and emerging countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. The issuers of the sovereign debt securities in which the Fund invests have in the past experienced substantial difficulties in servicing their external debt obligations, which have led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which the Fund invests will not be subject to similar defaults or restructuring arrangements which may adversely affect the value of such investments. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

     Payments to holders of the high yield non-U.S. corporate and foreign sovereign debt securities in which the Fund invests are subject to foreign withholding and other taxes. Although the holders of foreign sovereign debt securities may be entitled to tax gross-up payments from the issuers of such instruments, there is no assurance that such payments will be made.

     The Fund's investments in debt securities of corporate issuers in developing or emerging countries are subject to certain of the considerations discussed above. Corporate issuers in developing and emerging countries generally are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of a developing or emerging country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with U.S. generally accepted accounting principles. In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules may require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets. Substantially less information may be publicly available about issuers in developing and emerging countries than is available about U.S. issuers.

     With respect to the Fund's investment in non-U.S. debt securities, the Fund is not limited in the percentage of its assets that may be invested in any one country. Under normal market conditions, the Fund expects that the non-U.S. portion of its assets will be invested in at least three countries.

Operating Expenses

     The Fund's annual operating expenses are higher than those of many other investment companies investing exclusively in the securities of U.S. issuers. The operating expenses are, however, comparable to expenses of other closed-end management investment companies that invest in the securities of developing and emerging countries.

Additional Considerations

     Certain considerations concerning the Fund's ability to invest in zero coupon securities, pay-in-kind bonds and debt securities acquired at a discount, loan participations and assignments and Structured Investments are discussed above under "Investment Objectives and Policies--Other Investments." Certain considerations concerning the Fund's ability to utilize leverage, engage in Derivatives, enter into repurchase agreements, purchase securities on a when-issued or delayed-delivery basis and lend portfolio securities are discussed above under "Additional Investment Activities" and in Appendix B.

     The Fund's Articles of Incorporation contain certain anti-takeover provisions that may have the effect of inhibiting the Fund's possible conversion to open-end status and limiting the ability of other persons to acquire control of the Fund. In certain circumstances, these provisions might also inhibit the ability of shareholders to sell their shares at a premium over prevailing market prices. The Fund's Board of Directors has determined that these provisions are in the best interests of shareholders generally.

     Shares of closed-end investment companies frequently trade at a discount from net asset value. This characteristic is a risk separate and distinct from the risk that the Fund's net asset value will decrease as a result of its investment activities and may be greater for investors expecting to sell their shares in a relatively short period following completion of this offering. It should be noted, however, that shares of some closed-end funds have traded at premiums to net asset value. The Fund cannot predict whether its shares will trade at, above or below net asset value in the future. The Fund is intended primarily for long-term investors and should not be considered as a vehicle for trading purposes.

     The Fund is classified as a "non-diversified" investment company under the 1940 Act, which means that the Fund is not limited by the 1940 Act in the proportion of its assets that may be invested in a single issuer. However, the Fund has complied with, and intends to continue complying with, the diversification and other requirements of the Code applicable to investment companies. Because the Fund, as a non-diversified investment company under the
1940  Act,  may  invest  in a  smaller  number  of  individual  issuers  than  a diversified investment company, an investment in the Fund may be more susceptible to any single economic, political or regulatory occurrence and present greater risk to an investor than an investment in a diversified company. Such diversification and other requirements of the Code are discussed below under "Taxation--The Fund."

     Given the above-described investment risks inherent in the Fund, investment in shares of Common Stock of the Fund should not be considered a complete investment program and may not be appropriate for all investors. Investors should carefully consider their ability to assume these risks before making an investment in the Fund.

                             MANAGEMENT OF THE FUND

Directors and Officers

         The names of the directors and principal officers of the Fund are set forth below, together with their positions and their principal occupations during the past five years and, in the case of the directors, their positions with certain other international organizations and publicly held companies.


                              Position with                       Principal Occupation
Name and Address              the Fund             Age            and Other Affiliations
----------------              -------------        ---            ----------------------
*Michael S. Hyland            Chairman of          50             President and Managing Director, Salomon Brothers
Salomon Brothers Asset        the Board                           Asset Management Inc ("SBAM") and Managing
Management Inc                and Director                        Director, Salomon Brothers Inc (1989-present);
Seven World Trade Center                                          *Chairman of the Board, The Emerging Markets
New York, NY 10048                                                Income  Fund Inc,  Salomon  Brothers  High Income
                                                                  Fund Inc,  Salomon Brothers 2008 Worldwide
                                                                  Dollar Government Term Trust and Salomon
                                                                  Brothers Worldwide Income Fund Inc; President and
                                                                  Director,  The  Emerging  Markets  Income Fund
                                                                  II Inc,  The  Emerging  Markets  Floating  Rate Fund
                                                                  Inc.,  Municipal Partners Fund Inc. and Municipal
                                                                  Partners Fund II Inc.;  Managing Director, First
                                                                  Boston Asset Management Corp. (1989); Managing
                                                                  Director, The First Boston Corporation
                                                                  (1985-1989).




*Alan Rappaport               President and        43            Executive Vice President, Oppenheimer & Co., Inc.
Advantage Advisers, Inc.      Director                           Executive (1994-present); Managing Director,
Oppenheimer Tower                                                Oppenheimer & Co., Inc. (1986-1994); President and
World Financial Center                                           Director, Advantage Advisers, Inc. (1993-present);
New York, NY 10281                                               Vice President, Advantage Advisers, Inc. (1990-
                                                                 1993); Chairman of the Board, President and
                                                                 Director, The India Fund, Inc., The Mexico Equity
                                                                 and Income Fund, Inc. and The Asia Tigers Fund,
                                                                 Inc; Chairman of the Board and Director, The Czech
                                                                 Republic Fund, Inc., The Emerging Markets Income
                                                                 Fund II Inc. and The Emerging Markets Floating
                                                                 Rate Fund Inc.; President and Director, The
                                                                 Emerging Markets Income Fund Inc; Director,
                                                                 Xiosinvest Management Co., S.A.; Member, New York
                                                                 Stock Exchange Advisory Committee on International
                                                                 Capital Markets.



Charles F. Barber              Director            79            Consultant; former Chairman of the Board,
66 Glenwood Drive                                                ASARCO Incorporated; Director, The Emerging
Greenwich, CT 06830                                              Markets Income Fund Inc, The Emerging Market
                                                                 Income Fund II Inc, The Asia Tigers Fund, Inc.,
                                                                 The India Fund, Inc., The Emerging Markets
                                                                 Floating Rate Fund Inc., Salomon Brothers High
                                                                 Income Fund Inc, Municipal Partners Fund Inc.,
                                                                 Municipal Partners Fund II Inc., The Salomon
                                                                 Brothers Fund Inc,

                              Position with                       Principal Occupation
Name and Address              the Fund             Age            and Other Affiliations
----------------              -------------        ---            ----------------------
                                                                 Salomon Brothers Series Funds Inc, Salomon Brothers
                                                                 Institutional Series Fund, Inc, Salomon Brothers Capital
                                                                 Fund Inc, Salomon Brothers Investors Fund Inc,
                                                                 Salomon Brothers 2008 Worldwide Dollar Government
                                                                 Term Trust, Salomon Brothers Worldwide Income Fund
                                                                 Inc, Zenix Income Fund Inc., Municipal High Income
                                                                 Fund Inc., Managed Municipals Portfolio Inc. and Managed
                                                                 Municipals Portfolio II Inc.; Director, MinVen
                                                                 Inc.; Trustee, Lehman Brothers Institutional Funds
                                                                 Group Trust; Member, Council on Foreign Relations,
                                                                 Inc.; Director and Treasurer, Americas Society.


Dr. Riordan Roett             Director            56             Professor and Director, Latin American Studies
Johns Hopkins University                                         Program, Paul H. Nitze School of Advanced
1740 Massachusetts Ave.,                                         International Studies, Johns Hopkins
University;                                                      Director, The Emerging Markets Income Fund Inc,
N.W.                                                             The Emerging Markets Income Fund II Inc, The
Washington, D.C. 20036                                           Emerging Markets Floating Rate Fund Inc., Salomon
                                                                 Brothers High Income Fund Inc, Salomon Brothers
                                                                 2008 Worldwide Dollar Government Term Trust and
                                                                 Salomon Brothers Worldwide Income Fund Inc; Member,
                                                                 Council on Foreign Relations, Inc.; author of
                                                                 numerous articles and other publications on emerg-
                                                                 ing market country and international political and
                                                                 economic affairs.



Jeswald W. Salacuse           Director            57             Henry J. Braker Professor of Commercial Law, and
The Fletcher School of                                           formerly Dean, The Fletcher School of Law &
Law & Diplomacy                                                  Diplomacy, Tufts University; Director, The
Packard Avenue                                                   Emerging Markets Income Fund Inc, The Emerging
Medford, MA 02155                                                Markets Income Fund II Inc, The Emerging Markets
                                                                 Floating Rate Fund Inc., The Asia Tigers Fund,
                                                                 Inc., The India Fund, Inc., Salomon Brothers High
                                                                 Income Fund Inc, Salomon Brothers 2008 Worldwide
                                                                 Dollar Government Term Trust, Salomon Brothers
                                                                 Worldwide Income Fund Inc and Municipal Advantage
                                                                 Fund, Inc.; Member, Council on Foreign Relations,
                                                                 Inc.; author of numerous articles and other
                                                                 publications on law, international relations, and
                                                                 multinational business.


Leslie H. Gelb                Director            58             President, The Council on Foreign Relations (1993-
The Council on Foreign                                           Present); Columnist (1991-1993), Deputy Editorial
Relations                                                        Page Editor (1986-1990), and Editor, Op-Ed Page
58 East 68th Street                                              (1988-1990), The New York Times; Assistant
New York, NY 10021                                               Secretary of State, Department of State
(1977-1979);                                                     Director of Policy Planning and Arms Control,
                                                                 International Security Affairs, Department of
                                                                 Defense


                              Position with                       Principal Occupation
Name and Address              the Fund             Age            and Other Affiliations
----------------              -------------        ---            ----------------------
                                                                 (1967-1969); Director, The Asia Tigers
                                                                 Fund, Inc., The India Fund, Inc., The Czech
                                                                 Republic Fund, Inc., The Emerging Markets Income
                                                                 Fund Inc, The Emerging Markets Income Fund II Inc,
                                                                 The Emerging Markets Floating Rate Fund Inc.;
                                                                 Trustee, The Carnegie Endowment for International
                                                                 Peace; Trustee,Tufts University; Board Member,
                                                                 Columbia University School of International and
                                                                 Public Affairs; Member, International Institute for
                                                                 Strategic Studies, Advisory Board Member, Center on
                                                                 Press, Politics and Public Policy, Harvard
                                                                 University John F. Kennedy School.

Peter J. Wilby                Executive Vice      37             Managing Director, SBAM and Salomon Brothers
Salomon Brothers Asset        President                          Inc (1996-present); Director and Portfolio Manager,
Management Inc                                                   SBAM and Director, Salomon Brothers Inc (1989-
Seven World Trade Center                                         1996).
New York, NY 10048



Thomas K. Flanagan            Executive Vice      43              Director of SBAM and SBI (1996-present); Former
Salomon Brothers Asset        President                           Vice President, SBAM and SBI.
Management Inc
Seven World Trade Center
New York, NY 10048


Lawrence H. Kaplan            Executive Vice       39            Vice President and Chief Counsel, SBAM and Vice
Salomon Brothers Asset        President and                      President, SBI (1995-present); Former Senior Vice
Management Inc                General Counsel                    President, Director and General Counsel, Kidder
Seven World Trade Center                                         Peabody Asset Management, Inc. and Kidder,
New York, NY 10048                                               Peabody & Co.



Alan M. Mandel                Treasurer           38             Vice President, SBAM and SBI (1995-present);
Salomon Brothers Asset                                           Chief Financial Officer, Hyperion Capital
Management Inc                                                   Management Inc. (1991-1994); Former Vice
Seven World Trade Center                                         President, Mitchell Hutchins Asset Management,
New York, NY  10048                                              Inc.



Tana E. Tselepis              Secretary           60             Compliance Officer (1993-present), Senior
Salomon Brothers Asset                                           Administrator (1989-1993), SBAM; Senior
Management Inc                                                   Administrator, First Boston Asset Management
Seven World Trade Center                                         Corp. (1985-1989).
New York, NY 10048


--------------

*Director who is an "interested person" within the meaning of the 1940 Act.

     Directors who are not "interested persons" (as defined in the 1940 Act) of the Investment Manager or the Investment Adviser are paid a fee of $5,000 per year, plus up to $700 for every meeting of the Board attended, and are reimbursed for travel and out-of-pocket expenses incurred in connection with meetings of the Board of Directors.

     The following table provides information concerning the compensation paid during the fiscal year ended August 31, 1995, to each director of the Fund and other Funds advised by the Investment Manager or the Investment Adviser. Each of the directors listed below are members of the Audit Committee of the Fund and audit and other committees of certain other investment companies advised by Advantage and/or SBAM, and, accordingly, the amounts provided in the table include compensation for service on such committees. The Fund does not provide any pension or retirement benefits to directors. In addition, no remuneration is paid by the Fund to Messrs. Rappaport and Hyland who, as officers of Advantage and SBAM, respectively, are interested persons as defined under the 1940 Act.


                                          Total Compensation   Total Compensation
                           Aggregate       from Other Funds     from Other Funds  Total Compensation
                         Compensation        Co-Advised by         Advised by      from Other Funds
Name of Nominee            from Fund      Advantage and SBAM        Advantage       Advised by SBAM  Total Compensation
---------------          ------------     ------------------   ------------------  ----------------- ------------------
                                           Directorships (A)    Directorships (A)  Directorships(A)   Directorships(A)
Charles F. Barber            $8,000           $46,200(5)           $17,950(2)         $57,637(7)          $129,787(15)
Leslie H. Gelb                5,562            18,586(3)            18,000(3)                 0              42,148(7)
Jeswald W. Salacuse           7,900            26,300(3)            23,850(3)           8,000(1)             66,050(8)
Dr. Riordan Roett               700             2,100(3)             3,929(2)               0(1)              6,729(7)

----------

(A) The numbers in parentheses indicate the applicable number of investment company directorships held by that director.

     The officers of the Fund conduct and supervise the daily business operations of the Fund, while the directors, in addition to their functions set forth elsewhere under "Management of the Fund," review such actions and decide on general policy.

     The Fund's Board of Directors has an Executive Committee, which may exercise the powers of the Board to conduct the current and ordinary business of the Fund while the Board is not in session. The current members of the Executive Committee are Messrs. Hyland and Rappaport and any one of the directors who is not an interested person of the Fund. The Fund also has an Audit Committee composed currently of Messrs. Barber, Gelb, Roett and Salacuse.

     The Board of Directors is divided into three classes, having three-year terms that expire at successive Annual Meetings of Stockholders. When the term of each class of directors expires, directors are elected to a new three-year term in that class. Under the Fund's Articles of Incorporation and the 1940 Act, holders of shares of preferred stock (when and if issued) will be entitled to elect two directors, and the remaining directors, subject to the provisions of the 1940 Act and the Fund's Articles of Incorporation, will be elected by the holders of Common Stock and preferred stock, if any, voting together as a single class. When dividends are in arrears for two full years, such provisions permit the holders of shares of preferred stock, if any, to elect the minimum number of additional directors that when combined with the two directors elected by the holders of shares of preferred stock would result in the election of a majority of the directors by the holders of shares of preferred stock. Under the 1940 Act, the terms of senior securities consisting of debt may provide the right to elect directors in certain circumstances.

     The Articles of Incorporation and By-Laws of the Fund provide that the Fund will indemnify its directors and officers and may indemnify employees or agents of the Fund against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund to the fullest extent permitted by law. In addition, the Fund's Articles of Incorporation provide that the Fund's directors and officers will not be liable to shareholders for money damages, except in limited instances. However, nothing in the Articles of Incorporation or By-Laws of the Fund protects or indemnifies a director, officer, employee or agent against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     At August 31, 1996, directors and officers of the Fund as a group owned beneficially less than 1% of the outstanding shares of the Fund. No person owned of record, or to the knowledge of management owned beneficially, more than 5% of the Fund's outstanding shares at that date, except that Cede & Co., a nominee for participants in Depository Trust Company, held of record 13,335,637 shares, equal to 92% of the outstanding shares of the Fund.

Investment Manager and Investment Adviser

     The Investment Manager is Advantage Advisers, Inc., and the Investment Adviser is Salomon Brothers Asset Management Inc. Pursuant to the Management Agreement between the Fund and the Investment Manager, the Investment Manager supervises the Fund's investment program, including advising and consulting with the Investment Adviser regarding the Fund's overall investment strategy and advising the Fund and the Investment Adviser with respect to all matters relating to the Fund's use of leveraging techniques, including the extent and timing of the Fund's use of such techniques. In addition, the Investment Manager consults with the Investment Adviser on a regular basis regarding the Investment Adviser's decisions concerning the purchase, sale or holding of particular securities. The Investment Manager also provides the Investment Adviser with access on a continuous basis to economic, financial and political information. In addition to the foregoing, the Investment Manager monitors the performance of the Fund's outside service providers, including the Fund's administrator, transfer agent and custodian. The Investment Manager pays the reasonable salaries and expenses of such of the Fund's officers and employees and any fees and expenses of such of the Fund's directors who are directors, officers or employees of the Investment Manager, except that the Fund bears travel expenses or an appropriate portion thereof of directors and officers of the Fund who are directors, officers or employees of the Investment Manager to the extent that such expenses relate to attendance at meetings of the Board of Directors or any committees thereof.

     Pursuant to the Advisory Agreement, the Investment Adviser acts as the Fund's investment adviser and administrator and is responsible on a day-to-day basis for investing the Fund's portfolio in accordance with its investments objectives and policies. The Investment Adviser has discretion over investment decisions for the Fund and, in that connection, places purchase and sale orders for the Fund's portfolio securities. In addition, the Investment Advisor makes available research and statistical data to the Fund. The Investment Advisor is also responsible for day-to-day administration of the Fund, matters related to the corporate existence of the Fund, provision of office space to the Fund and clerical services relating to the Fund's operations, maintenance of the Fund's books and records and preparation of reports. The Investment Adviser pays the reasonable salaries and expenses of such of the Fund's officers and employees and any fees and expenses of such of the Fund's directors who are directors, officers or employees of the Investment Adviser, except that the Fund bears travel expenses or an appropriate portion thereof of directors and officers of the Fund who are directors, officers or employees of the Investment Adviser to the extent that such expenses relate to attendance at meetings of the Board of Directors or any committees thereof. The Investment Adviser has, at its own expense and with the Fund's consent, subcontracted the performance of certain fund accounting services to 440 Financial Group of Worcester, Inc., which will maintain certain financial data and accounting records of the Fund and be responsible for calculation of the Fund's net asset value per share.

     Peter J. Wilby, Executive Vice President of the Fund, is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Wilby, who joined SBAM in 1989, has been a Managing Director of SBAM and SBI since January 1996. He is responsible for SBAM's investment company and institutional portfolios which invest in high yield foreign sovereign debt securities and high yield U.S. corporate debt securities. Mr. Wilby has managed the Fund's portfolio since its inception.

Investment Manager

     The Investment Manager is a subsidiary of Oppenheimer & Co., Inc. Oppenheimer & Co., Inc. has been engaged in the management of investment funds for more than 35 years. As of June 30, 1996, total assets under management by Oppenheimer & Co., Inc. and its affiliates were approximately $50 billion for investment company, corporate, pension, profit-sharing and other accounts. The Investment Manager serves as investment adviser or manager for twelve registered investment companies. The Investment Manager is a registered investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The business address of the Investment Manager is Oppenheimer Tower, World Financial Center, New York, New York 10281.

Investment Adviser

     The Investment Adviser was incorporated in 1987 and is an indirect, wholly-owned subsidiary of Salomon Inc, the parent of Salomon Brothers Inc ("SBI"). SBI is one of the largest international investment houses in the world, with offices and affiliates in 15 countries and assets at June 30, 1996. The Investment Adviser is a registered investment adviser under the Advisers Act. The business address of the Investment Adviser is Seven World Trade Center, New York, New York 10048.

     The Investment Adviser's professional staff is comprised of individuals with extensive experience in the securities and investment industry in both portfolio and securities analysis. These individuals have been innovators in developing and managing funds for U.S. and non-U.S. investors. In addition, the Investment Adviser's staff has access to the quantitative tools and research capabilities of SBI and its affiliates. The Investment Adviser provides a broad range of fixed income and equity investment advisory services for its individual and institutional clients located around the world, and provides investment advisory services for 16 registered investment companies (including portfolios thereof). At June 30, 1996, the Investment Adviser had approximately $15 billion of assets under management. The Investment Adviser is a wholly owned subsidiary of Salomon Brothers Holding Company Inc, which is in turn a wholly owned subsidiary of Salomon Inc.

Compensation and Expenses

     As compensation for their services, the Investment Manager receives from the Fund monthly fees at an annual rate of 1.10% of the Fund's average weekly net assets and the Investment Adviser receives from the Investment Manager monthly fees at an annual rate of 0.65% of the Fund's average weekly net assets. For the fiscal period ended May 31, 1996, for the fiscal year ended August 31, 1995 and for the fiscal period ended August 31, 1994, the Investment Manager received $1,467,959, $1,732,025 and $1,732,982, respectively, of which $867,564,
$1,023,627 and $1,024,192, respectively, was remitted to the Investment Adviser. The Fund pays or causes to be paid all of its expenses, except for the expenses borne by the Investment Manager and the Investment Adviser pursuant to the Management Agreement and the Advisory Agreement, respectively, including, among other things expenses for legal, accounting and auditing services; taxes and governmental fees; dues and expenses incurred in connection with membership in investment company organizations; fees and expenses incurred in connection with listing the Fund's shares on any stock exchange; expenses of leverage; costs of printing and distributing shareholder reports, proxy materials, prospectuses, stock certificates and distributions of dividends; charges of the Fund's custodians, sub-custodians, administrators and sub-administrators, registrars, transfer agents, dividend disbursing agents and dividend reinvestment plan agents; payment for portfolio pricing services to a pricing agent, if any; registration and filing fees of the Commission; expenses of registering or qualifying securities of the Fund for sale in the various states; freight and other charges in connection with the shipment of the Fund's portfolio securities; fees and expenses of non-interested directors; travel expenses or an appropriate portion thereof of directors and officers of the Fund who are directors, officers or employees of the Investment Manager or the Investment Adviser to the extent such expenses relate to attendance at meetings of the Board of Directors or any committee thereof; salaries of shareholder relations personnel; costs of shareholders meetings; the fees of any rating agencies retained to rate any preferred stock or debt securities issued by the Fund; insurance; interest; brokerage costs; and litigation and other extraordinary or non-recurring expenses. For the fiscal year ended August 31, 1995, and for the fiscal period ended August 31, 1994, the Fund's total expenses, stated as a percentage of net assets, were 4.85% and 2.77%, respectively.

Duration and Termination; Non-Exclusive Services

     Unless earlier terminated as described below, each of the Management Agreement and the Advisory Agreement remains in effect from year to year if approved annually (i) by a majority of the non-interested directors of the Fund and (ii) by the Board of Directors of the Fund or by a majority of the outstanding voting securities of the Fund. The Management Agreement may be terminated without penalty on 60 days' written notice by either party thereto or by vote of a majority of the outstanding voting securities of the Fund and will terminate in the event it is assigned (as defined in the 1940 Act). The Advisory Agreement may be terminated without penalty on 60 days' written notice by the Fund or the Investment Adviser or by vote of majority of the outstanding voting securities of the Fund and will terminate in the event it is assigned (as defined in the 1940 Act).

         The services of the Investment Manager and the Investment Adviser are not deemed to be exclusive, and nothing in the relevant service agreements prevents either of them or their affiliates from providing similar services to other investment companies and other clients (whether or not their investment objectives and policies are similar to those of the Fund) or from engaging in other activities.


                             PORTFOLIO TRANSACTIONS

     The Fund has no obligation to deal with any brokers or dealers in the execution of transactions in portfolio securities. Subject to policy established by the Fund's Board of Directors, the Investment Adviser is primarily responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions.

     Debt securities normally are purchased or sold from or to issuers directly or to dealers serving as market makers for the securities at a net price, which may include dealer spreads and underwriting commissions. Equity securities are normally purchased through brokers to which commissions will be payable. In placing orders, it is the policy of the Fund to obtain the best results taking into account the general execution and operational facilities of the broker or dealer, the type of transaction involved and other factors such as the risk of the broker or dealer in positioning the securities involved. The purchase by the Fund of Participations or Assignments may be pursuant to privately negotiated transactions pursuant to which the Fund may be required to pay fees to the seller or forego a portion of payments in respect of the Participation or Assignment. While the Investment Adviser generally seeks the best price in placing its orders, the Fund may not necessarily pay the lowest price available. Subject to obtaining the best price and execution, securities firms which provide supplemental research to the Investment Adviser may receive orders for transactions by the Fund. Information so received will be in addition to and not in lieu of the services required to be performed by the Investment Adviser under the Advisory Agreement, and the expenses of the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information.

     Affiliated persons (as such term is defined in the 1940 Act) of the Fund, or affiliated persons of such persons, may from time to time be selected to perform brokerage services for the Fund, subject to the considerations discussed above, but are prohibited by the 1940 Act from dealing with the Fund as principal in the purchase or sale of securities. In order for such an affiliated person to be permitted to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by such affiliated person must be reasonable and fair compared to the commissions, fees or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow such an affiliated person to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. The Fund is prohibited by the 1940 Act from purchasing securities in primary offerings in which Oppenheimer & Co., Inc. or Salomon Brothers Inc or any of their respective affiliates acts as an underwriter unless certain conditions established under the 1940 Act are satisfied.

     Investment decisions for the Fund are made independently from those for other funds and accounts advised or managed by the Investment Adviser. Such other funds and accounts may also invest in the same securities as the Fund. If those funds or accounts are prepared to invest in, or desire to dispose of, the same security at the same time as the Fund, however, transactions in such securities will be made, insofar as feasible, for the respective funds and accounts in a manner deemed equitable to all. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund. In addition, because of different investment objectives, a particular security may be purchased for one or more funds or accounts when one or more funds or accounts are selling the same security.

     Although the Advisory Agreement contains no restrictions on portfolio turnover, it is not the Fund's policy to engage in transactions with the objective of seeking profits from short-term trading. It is expected that the annual portfolio turnover rate of the Fund will not exceed 100%. The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. The Fund's portfolio turnover rate for the fiscal periods ended August 31, 1994 and 1995 were 11.71% and 85.15% respectively. For the fiscal periods ended May 31, 1996, August 31, 1995 and August 31, 1994, the Fund paid no brokerage commissions for the execution of portfolio transactions.

                          DIVIDENDS AND DISTRIBUTIONS;
                  DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

     It is the Fund's present policy, which may be changed by the Board of Directors, to make regular monthly cash distributions to holders of Common Stock at a level rate that reflects the past and projected performance of the Fund, which over time will result in the distribution of all net investment income of the Fund (i.e., net investment income remaining after the payment of any dividends on preferred stock if any such stock is outstanding) and to distribute any net realized capital gains at least annually. Future distribution levels will be determined by the Fund after giving consideration to a number of factors including the Fund's undistributed net investment income and historical and projected investment income and expenses. Net income consists of all interest income accrued on portfolio assets less all expenses of the Fund. Net investment income for this purpose is income other than net realized long- and short-term capital gains net of expenses.

     To permit the Fund to maintain a more stable monthly distribution, the Fund will from time to time distribute less than the entire amount of net investment income earned in a particular period. Such undistributed net investment income would be available to supplement future distributions which might otherwise have been reduced by a decrease in the Fund's monthly net income due to fluctuations in investment income or expenses. As a result, the distributions paid by the Fund for any particular monthly period may be more or less than the amount of net investment income actually earned by the Fund during such period. Undistributed net investment income will be added to the Fund's net asset value and, correspondingly, distributions from undistributed net investment income will be deducted from the Fund's net asset value.

     Pursuant to the Plan, unless the Fund declares a dividend or distribution payable only in cash, holders of Common Stock whose shares of Common Stock are registered in their own names will be deemed to have elected to have all distributions automatically reinvested by American Stock Transfer & Trust Company (the "Plan Agent") in Fund shares pursuant to the Plan, unless they elect to receive distributions in cash. Holders of Common Stock who elect to receive distributions in cash will receive all distributions in cash paid by check in dollars mailed directly to the holder by American Stock Transfer & Trust Company, as dividend paying agent. Holders of Common Stock who do not wish to have distributions automatically reinvested should notify the Plan Agent at the address below. Distributions with respect to Common Stock registered in the name of a bank, broker-dealer or other nominee (i.e., in "street name") will be reinvested under the Plan unless the service is not provided by the bank, broker-dealer or other nominee or the holder elects to receive dividends and distributions in cash. Investors that own shares registered in the name of a bank, broker-dealer or other nominee should consult with such nominee as to participation in the Plan through such nominee, and may be required to have their shares registered in their own names in order to participate in the Plan.

     The Plan Agent serves as agent for the holders of Common Stock in administering the Plan. After the Fund declares a dividend on the Common Stock or determines to make a capital gains distribution, the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy the Fund's Common Stock in the open market, on the NYSE or elsewhere, for the participants' accounts. If, on the fourth NYSE trading day (a "Trading Day") preceding the payment date for the dividend or distribution (the "Determination Date"), the market price per share of Common Stock equals or exceeds the net asset value per share of Common Stock on that date (such condition, a "Market Premium"), the Plan Agent will receive the dividend or distribution in newly issued shares of Common Stock (the "New Shares") of the Fund on behalf of holders of Common Stock. If, on the Determination Date, the net asset value per share of Common Stock exceeds the market price per share of Common Stock (such condition, a "Market Discount"), the Plan Agent will purchase shares of Common Stock in the open market. Purchases made by the Plan Agent will be made as soon as practicable commencing on the Trading Day following the Determination Date and terminating no later than 30 days after the dividend or distribution payment date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law; provided, however, that such purchases will, in any event, terminate on the Trading Day prior to the "ex-dividend" date next succeeding the dividend or distribution payment date. If (i) the Plan Agent has not invested the full dividend amount in open-market purchases by the ex-dividend date or (ii) a market discount shifts to a market premium during the purchase period, then the Plan Agent will cease making open-market purchases and will receive the uninvested portion of the dividend amount in New Shares (x) in the case of (i) above, at the close of business on the date such shift occurs; but in no event prior to the payment date for the dividend or distribution. In the event that all or part of a dividend or distribution amount is to be paid in New Shares, such New Shares will be issued to holders of Common Stock in accordance with the following formula: (i) if, on the valuation date, the net asset value per share of Common Stock is less than or equal to the market price per share, then the New Shares will be valued at net asset value per share of Common Stock on the valuation date; provided, however, that if the net asset value is less than 95% of the market price on the valuation date, then such New Shares will be issued at 95% of the market price and (ii) if, on the valuation date, the net asset value per share of Common Stock is greater than the market price per share of Common Stock, then the New Shares will be issued at the market price on the valuation date. The valuation date will be the dividend or distribution payment date, except that with respect to New Shares issued pursuant to a termination of open market purchases after the ex-dividend date, the valuation date will be the date such New Shares are issued. If a date that would otherwise be a valuation date is not a Trading Day, the valuation date will be the next preceding Trading Day.

     Participants have the option of making additional cash payments to the Plan Agent monthly, in a minimum amount of $250, for investment in the Fund's Common Stock. The Plan Agent uses all such funds received from participants to purchase shares of Common Stock in the open market on or about the first business day of each month. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Plan Agent, participants should send in voluntary cash payments to be received by the Plan Agent approximately ten days before an applicable purchase date specified above. A participant may withdraw a voluntary cash payment by written notice, if the notice is received by the Plan Agent not less than 48 hours before such payment is to be invested.

     The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in an account, including information needed by shareholders for personal and tax records. Shares of Common Stock in the account of each Plan participant will be held by the Plan Agent in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan.

     In the case of holders of Common Stock, such as banks, broker-dealers or other nominees, that hold shares for others who are beneficial owners, the Plan Agent administers the Plan on the basis of the number of shares of Common Stock certified from time to time by the holders as representing the total amount registered in such holders' names and held for the account of beneficial owners that have not elected to receive distributions in cash.

     There is no charge to participants for reinvesting dividends or capital gains distributions or voluntary cash payments. The Plan Agent's fees for the reinvestment of dividends and capital gains distributions and voluntary cash payments are paid by the Fund. However, each participant pays a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions and voluntary cash payments made by the participant. Brokerage charges for purchasing small amounts of stock for individual accounts through the Plan are generally less than the usual brokerage charges for such transactions because the Plan Agent is purchasing stock for all participants in blocks and prorating the lower commission thus attainable.

     The receipt of dividends and distributions under the Plan does not relieve participants of any income tax which may be payable on such dividends or distributions. See "Taxation--Shareholders."

     The Fund and the Plan Agent reserve the right to terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to notice of the termination sent to participants of the Plan at least 30 days before the record date for such dividend or distribution. The Plan also may be amended by the Fund or the Plan Agent, but (except when necessary or appropriate to comply with applicable law, rules or policies of a regulatory authority) only by at least 30 days' written notice to participants in the Plan. All correspondence concerning the Plan should be directed to the Plan Agent at 40 Wall Street, 46th Floor, New York, New York 10005.


                                    TAXATION

     The following is a general summary of certain United States federal income tax considerations affecting the Fund and United States and foreign shareholders and, except as otherwise indicated, reflects provisions of the Code as of the date of this Prospectus. No attempt is made to present a detailed explanation of all federal, state, local and foreign income tax considerations, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisors regarding an investment in the Fund.

The Fund

     The Fund intends to qualify and elect to be treated as a regulated investment company for federal income tax purposes under Subchapter M of the Code. In order to so qualify, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to loans of securities, gains from the sale or other disposition of stock or securities, or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (including, but not limited to, gains from options, futures or forward contracts); (b) derive in each taxable year less than 30% of its gross income from the sale or other disposition of any of the following held for less than three months (the "30% limitation"): (i) stock or securities, (ii) options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies), or (iii) foreign currencies (or foreign currency options, futures or forward contracts) that are not directly related to its principal business of investing in stock or securities (or options and futures with respect to stocks or securities); and (c) diversify its holdings so that, at the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the value of the Fund's assets nor more than 10% of the voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's assets is invested in the securities of any issuer (other than U.S. Government securities or the securities of other regulated investment companies) or of any two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses.

     If the Fund qualifies as a regulated investment company and distributes to its holders of Common Stock at least 90% of its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid), then the Fund will not be subject to federal income tax on the net investment income and "net capital gain" (the excess of the Fund's net long-term capital gains over net short-term capital losses) which it distributes. However, the Fund would be subject to corporate income tax (currently at a rate of 35%) on any undistributed net investment income and net capital gain. In the event the Fund retains amounts attributable to its net capital gain, the Fund expects to designate such retained amounts as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for United States federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on the undistributed amount against their United States federal income tax liabilities and to claim refunds to the extent such credits exceed their liabilities and (iii) will be entitled to increase their tax basis, for United States federal income tax purposes, in their shares by an amount currently equal to 65% of the amount of undistributed capital gains included in the shareholder's income.

     If in any year the Fund should fail to qualify as a regulated investment company, the Fund would be subject to federal tax in the same amount as an ordinary corporation, and distributions to shareholders would be taxable to such holders as ordinary income to the extent of the earnings and profits of the Fund. Distributions in excess of earnings and profits will be treated as a tax-free return of capital, to the extent of a holder's basis in its shares, and any excess, as a long- or short-term capital gain. In addition, the Fund will be subject to a nondeductible 4% excise tax on the amount by which the aggregate income it distributes in any calendar year is less than the sum of: (a) 98% of the Fund's ordinary income for such calendar year; (b) 98% of the excess of capital gains over capital losses (both long- and short-term) for the one-year period ending on October 31 of each year; and (c) 100% of the undistributed ordinary income and gains from prior years. For this purpose, any income or gain retained by the Fund subject to corporate income tax will be considered to have been distributed by year-end.

     The Internal Revenue Service ("IRS") has taken the position in a revenue ruling that a regulated investment company that has two or more classes of shares must designate distributions made to each class in any year as consisting of no more than such class's proportionate share of each type of income for each tax year based on the total dividends distributed to each class for such year, including income qualifying for the corporate dividends-received deduction and net capital gains. Consequently, when both Common Stock and preferred stock are outstanding, the Fund intends to allocate, to the fullest extent practicable, income distributed to the classes as consisting of particular types of income in accordance with each class's proportionate share of such income. Thus, the Fund will designate dividends qualifying for the corporate dividends-received deduction, income not qualifying for the dividends-received deduction and net capital gain income in a manner that allocates such income between the holders of Common Stock and preferred stock in proportion to the total distributions made to each class during the taxable year, or otherwise as required by applicable law.

     The Fund intends to distribute sufficient income so as to avoid both corporate income tax and the excise tax.

     If at any time when leverage is outstanding the Fund does not meet the asset coverage requirements of the 1940 Act or of any rating agency that has rated such leverage, the Fund will be required to suspend distributions to holders of Common Stock until the asset coverage is restored. See "Additional Investment Activities--Leverage." This may prevent the Fund from distributing at least 90% of its investment company taxable income, and may therefore jeopardize the Fund's qualification for taxation as a regulated investment company or cause the Fund to incur a tax liability or a non-deductible 4% excise tax on the undistributed taxable income (including gain), or both. Upon any failure to meet the asset coverage requirements of the 1940 Act, or imposed by a rating agency, the Fund may, in its sole discretion, purchase or redeem any preferred stock or short-term debt securities in order to maintain or restore the requisite asset coverage and avoid the adverse consequences to the Fund and its shareholders of failing to qualify as a regulated investment company. There can be no assurance, however, that any such redemption would achieve such objectives.

     In an attempt to reduce or eliminate the potential for a market value discount from net asset value, the Fund may repurchase its shares. The Fund may liquidate portfolio securities in order to purchase shares and the securities sold may include securities held by the Fund for less than three months. Because of the 30% limitation described above, any gains recognized on the sale of such securities could limit the Fund's ability to sell at a gain other securities held for less than three months.

     The Fund may engage in various hedging transactions. See "Additional Investment Activities--Derivatives." Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund, affect the holding period of the Fund's assets and defer recognition of certain of the Fund's losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) may require the Fund to mark-to-market certain types of positions in its portfolio (that is, treat them as if they were closed out) and
(2) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The extent to which the Fund may be able to use such hedging techniques and continue to qualify as a regulated investment company may be limited by the 30% limitation discussed above. The Fund intends to monitor its transactions, make the appropriate tax elections and make the appropriate entries in its books and records when it acquires any forward contract, option, futures contract, or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

     The Fund may make investments that produce income that is not matched by a corresponding cash distribution to the Fund, such as investments in pay-in-kind bonds or in obligations such as certain Brady Bonds or other obligations having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price), or market discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its basis immediately after it was acquired) if the Fund elects as it intends to accrue market discount on a current basis. In addition, income may continue to accrue for federal income tax purposes with respect to a non-performing investment. Any of the foregoing income would be treated as income earned by the Fund and therefore would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash distribution to the Fund, the Fund may be required to dispose of other securities to be able to make distributions to its investors. The extent to which the Fund may liquidate securities at a gain may be limited by the 30% limitation discussed above. In addition, if an election is not made to currently accrue market discount with respect to a market discount bond, all or a portion of any deduction for any interest expense incurred to purchase or hold such bond may be defeased until such bond is sold or otherwise disposed.

     The Fund's taxable income will in most cases be determined on the basis of reports made to the Fund by the issuers of the securities in which the Fund invests. The tax treatment of certain securities in which the Fund may invest is not free from doubt and it is possible that an IRS examination of the issuers of such securities or of the Fund could result in adjustments to the income of the Fund. An upward adjustment by the IRS to the income of the Fund may result in the failure of the Fund to satisfy the 90% distribution requirement described in this Prospectus necessary for the Fund to maintain its status as a regulated investment company under the Code. In such event, the Fund may be able to make a "deficiency dividend" distribution to its shareholders with respect to the year under examination to satisfy this requirement. Such distribution will be taxable as a dividend to the shareholders receiving the distribution (whether or not the

Fund has sufficient current or accumulated earnings and profits for the year in which such distribution is made). A downward adjustment by the IRS to the income of the Fund may cause a portion of the previously made distribution with respect to the year under examination not to be treated as a dividend. In such event, the portion of distributions to each shareholder not treated as a dividend would be recharacterized as a return of capital and reduce the shareholder's basis in the shares held at the time of the previously made distributions. Accordingly, this reduction in basis could cause a shareholder to recognize additional gain upon the sale of such shareholder's shares.

     Certain of the Fund's investments in foreign securities may constitute, for federal income tax purposes, investments in shares of foreign corporations. If the Fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" ("PFICs"), the Fund may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of the shares even if the income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on either the Fund or its shareholders with respect to deferred taxes arising from the distributions or gains. If the Fund were to invest in a PFIC and (if the Fund received the necessary information available from the PFIC, which may be difficult to obtain) elected to treat the PFIC as a "qualified electing fund" (a "QEF") under the Code, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the PFIC, even if not distributed to the Fund, and the amounts would be subject to the 90% and calendar year distribution requirements described above.

     In the case of PFIC stock owned by a regulated investment company, proposed Treasury regulations, not currently in effect, provide a mark-to-market election for regulated investment companies that would permit a regulated investment company to elect to mark-to-market stock in the PFIC annually and thereby avoid the need for the company to make a QEF election. These regulations would be effective for taxable years ending after promulgation of the regulations as final regulations.

Shareholders

     Distributions. Distributions to shareholders of net investment income will be taxable as ordinary income whether paid in cash or reinvested in additional shares. It is not anticipated that such dividends, if any, will qualify for the dividends received deduction generally available to corporate shareholders under the Code. Shareholders receiving distributions from the Fund in the form of additional shares pursuant to the Plan will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such a distribution.

     Distributions to shareholders of net capital gain that are designated by the Fund as "capital gains dividends" will be taxable as long-term capital gains, whether paid in cash or reinvested in additional shares, regardless of how long the shares have been held by such shareholders. These distributions will not be eligible for the dividends received deduction. The current maximum federal income tax rate imposed on individuals with respect to long-term capital gains is 28%, whereas the current maximum federal income tax rate imposed on individuals with respect to ordinary income (and short-term capital gains, which are taxed at the same rates as ordinary income) is 39.6%. With respect to corporate taxpayers, long-term capital gains are taxed at the same federal income tax rates as ordinary income and short-term capital gains. Under H.R. 2491, as passed by Congress and vetoed by President Clinton, individual taxpayers would have been permitted a 50% deduction for any capital gains that they recognized, and corporations would have been taxed at a 28% rate on capital gains, in lieu of the regular corporate rate. It is unclear whether similar legislation will ultimately be adopted.

     Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, those who purchase just prior to a distribution will receive a distribution which will nevertheless be taxable to them.

     Dividends and distributions by the Fund are generally taxable to the shareholders at the time the dividend or distribution is made (even if paid or reinvested in additional shares). Any dividend declared by the Fund in October, November or December of any calendar year, however, which is payable to shareholders of record on a specified date in such a month and which is not paid on or before December 31 of such year will be treated as received by the shareholders as of December 31 of such year, provided that the dividend is paid during January of the following year. Any distribution in excess of the Fund's net investment income and net capital gains would first reduce a shareholder's basis in his shares and, after the shareholder's basis is reduced to zero, will constitute capital gains to a shareholder who holds his shares as capital assets.

     A notice detailing the tax status of dividends and distributions paid by the Fund will be mailed annually to the shareholders of the Fund.

     Dispositions and Repurchases. Gain or loss, if any, recognized on the sale or other disposition of shares of the Fund will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year. If a shareholder sells or otherwise disposes of a share of the Fund before holding it for more than six months, any loss on the sale or other disposition of such share shall be treated as a long-term capital loss to the extent of any capital gain dividends received by the shareholder with respect to such share. A loss realized on a sale or exchange of shares may be disallowed if other shares are acquired (whether under the Plan or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date the shares are disposed of. If disallowed, the loss will be reflected by an upward adjustment to the basis of the shares acquired.

     A repurchase by the Fund of shares generally will be treated as a sale of the shares by a shareholder provided that after the redemption the shareholder does not own, either directly or by attribution under Section 318 of the Code, any shares. If after a redemption a shareholder continues to own, directly or by attribution, any shares, it is possible that any amounts received in the redemption by such shareholder will be taxable as a dividend to such shareholder, and there is a risk that shareholders who do not have any of their shares redeemed would be treated as having received a dividend distribution as a result of their proportionate increase in the ownership of the Fund.

     Foreign Taxes. The Fund may be subject to certain taxes imposed by foreign countries with respect to dividends, capital gains and interest income. If the Fund qualifies as a regulated investment company, if certain distribution requirements are satisfied and if more than 50% in value of the Fund's total assets at the close of any taxable year consists of stocks or securities of foreign corporations, which for this purpose should include obligations issued by foreign governmental issuers, the Fund may elect to treat any foreign income taxes paid by it that can be treated as income taxes under U.S. income tax regulations as paid by its shareholders. The Fund intends to make such an election for taxable years in which it qualifies for the election. For any year that the Fund makes such an election, an amount equal to the foreign income taxes paid by the Fund that can be treated as income taxes under U.S. income tax principles will be included in the income of its shareholders and each shareholder will be entitled (subject to certain limitations) to credit the amount included in his income against his U.S. tax liabilities, if any, or to deduct such amount from his U.S. taxable income, if any. Shortly after any year for which it makes such an election, the Fund will report to its shareholders, in writing, the amount per share of such foreign income taxes that must be included in each shareholder's gross income and the amount that will be available for deductions or credit. In general, a shareholder may elect each year whether to claim deductions or credits for foreign taxes. No deductions for foreign taxes may be claimed, however, by non-corporate shareholders (including certain foreign shareholders as described below) who do not itemize deductions. If a shareholder elects to credit foreign taxes, the amount of credit that may be claimed in any year may not exceed the same proportion of the U.S. tax against which such credit is taken that the shareholder's taxable income from foreign sources (but not in excess of the shareholder's entire taxable income) bears to his entire taxable income. If the Fund makes this election, a shareholder will be treated as receiving foreign source income in an amount equal to the sum of his proportionate share of foreign income taxes paid by the Fund and the portion of dividends paid by the Fund representing income earned from foreign sources. This limitation must be applied separately to certain categories of income and the related foreign taxes.

     Backup Withholding. The Fund may be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends and redemption proceeds paid to non-corporate shareholders. This tax may be withheld from dividends if
(i) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number, (ii) the IRS notifies the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (iii) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Redemption proceeds may be subject to withholding under the circumstances described in (i) above. Backup withholding is not an additional tax. Any amounts withheld under the backup withholding rules from payments made to a shareholder may be credited against such shareholder's federal income tax liability.

     Foreign Shareholders. Taxation of a shareholder who, as to the United States, is a non-resident alien individual, foreign trust or estate, foreign corporation or foreign partnership ("foreign shareholder") depends, in part, on whether the shareholder's income from the Fund is "effectively connected" with a United States trade or business carried on by the shareholder. If a shareholder is a resident alien or if dividends or distributions from the Fund are effectively connected with a United States trade or business carried on by a foreign shareholder, then dividends of net investment income, distributions of net capital gains and gain realized upon the sale of shares of the Fund will be subject to United States federal income tax at the rates applicable to United States citizens or domestic corporations.

     If the income from the Fund is not effectively connected with a United States trade or business carried on by the foreign shareholder, (i) distributions of net investment income will be subject to a 30% (or lower treaty rate) United States federal withholding tax, and (ii) distributions of net capital gains and gains realized upon the sale of shares of the Fund will not be subject to United States federal income tax as long as such foreign shareholder is not a non-resident alien individual who was physically present in the United States for 183 days or more during the taxable year. However, certain foreign shareholders may nonetheless be subject to 31% backup withholding on distributions of net capital gains and gross proceeds paid to them upon the sale of their shares of the Fund. See "Backup Withholding."

     Transfer by gift of shares of the Fund by a foreign shareholder who is a non-resident alien individual will not be subject to United States federal gift tax, but the value of shares of the Fund held by such a shareholder at his death will be includible in such shareholder's gross estate for United States federal estate tax purposes.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described in this section. Shareholders may be required to provide appropriate documentation to establish their entitlement to the benefits of such a treaty. Foreign investors are advised to consult their own tax advisers with respect to (a) whether their income from the Fund is or is not effectively connected with a U.S. trade or business carried on by them, (b) whether they may claim the benefits of an applicable tax treaty and (c) any other tax consequences to them of an investment in the Fund.

     Investors  should  consult  their  own  tax  advisors   regarding  specific
questions as to the federal, state, local and foreign tax consequence of ownership of shares in the Fund.


                                 NET ASSET VALUE

     Net asset value is determined no less frequently than weekly, on the last business day of each week and at such other times as the Board of Directors may determine, by dividing the value of the net assets of the Fund (the value of its assets less its liabilities, exclusive of capital stock and surplus, and less the liquidation value of any outstanding shares of preferred stock, which is expected to equal the original purchase price per share plus any accrued and unpaid dividends thereon, whether or not earned or declared) by the total number of shares of Common Stock outstanding. In valuing the Fund's assets, all securities for which market quotations are readily available are valued (except as described below) (i) at the last sale price prior to the time of determination if there was a sales price on the date of determination, (ii) at the mean between the last current bid and asked prices if there was no sales price on such date and bid and asked quotations are available, and (iii) at the bid price if there was no sales price on such date and only bid quotations are available. Publicly traded sovereign debt instruments are typically traded internationally on the over-the-counter market, and are valued at the mean between the last current bid and asked price as at the close of business of that market. In instances where a price determined above is deemed not to represent fair market value, the price is determined in such manner as the Board of Directors may prescribe. Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term investments having a maturity of 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value. Securities for which reliable quotations or pricing services are not readily available and all other securities and assets are valued at fair value as determined in good faith by, or under procedures established by, the Board of Directors.

                          DESCRIPTION OF CAPITAL STOCK

Common Stock

     The authorized capital stock of the Fund is 100,000,000 shares of Common Stock ($0.001 par value). All shares of Common Stock are equal as to dividends, distributions and voting privileges. There are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of Common Stock is entitled to its proportion of the Fund's assets after debts and expenses. There are no cumulative voting rights for the election of directors.

     The Fund has no present intention of offering additional shares of its Common Stock. Other offerings of its Common Stock, if made, will require approval of the Fund's Board of Directors. Any additional offering will be subject to the requirements of the 1940 Act that shares of Common Stock may not be sold at a price below the then current net asset value (exclusive of underwriting discounts and commissions) except in connection with an offering to existing shareholders or with the consent of a majority of the Fund's outstanding shares of Common Stock. The Board of Directors has authorized the officers of the Fund in their discretion, subject to compliance with the 1940 Act and other applicable law, to purchase in the open market up to 5% of the outstanding Common Stock in the event that the Common Stock trades at a discount to net asset value. There is no assurance that any such open market purchases will be made and such authorization may be terminated at any time.

     The following chart indicates the shares of the Common Stock outstanding as of August 31, 1996:


                                                           Amount Outstanding
                                     Amount Held by     Exclusive of Amount Held
                                 Registrant or for its  by Registrant or for its
Title of Class Amount Authorized       Own Account            Own Account
-------------- ----------------- ---------------------- ------------------------
Common Stock     100,000,000               0                   14,507,134

Preferred Stock

     The Fund's Articles of Incorporation provide that the Board of Directors may classify or reclassify any unissued shares of capital stock into one or more additional or other classes or series, with rights as determined by the Board of Directors, by action by the Board of Directors without the approval of the holders of Common Stock. Holders of Common Stock have no preemptive right to purchase any shares of preferred stock that might be issued. No shares of preferred stock are currently issued or outstanding.

     Although the terms of any preferred stock, including its dividend rate, liquidation preference and redemption provisions will be determined by the Board of Directors (subject to applicable law and the Fund's Articles of Incorporation), it is likely that the preferred stock will be structured to carry a relatively short-term dividend rate reflecting interest rates on short-term debt securities, by providing for the periodic redetermination of the dividend rate at relatively short intervals through an auction, remarketing or other procedure. The Fund also believes that it is likely that the liquidation preference, voting rights and redemption provisions of the preferred stock will be similar to those stated below.

     Liquidation Preference. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of preferred stock will be entitled to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus accrued and unpaid dividends, whether or not declared) before any distribution of assets is made to holders of Common Stock. After payment of the full amount of the liquidating distribution to which they are entitled, the preferred stockholders will not be entitled to any further participation in any distribution of assets by the Fund. A consolidation or merger of the Fund with or into any corporation or corporations or a sale of all or substantially all other assets of the Fund will not be deemed to be a liquidation, dissolution or winding upon of the Fund.

         Voting Rights. The 1940 Act requires that the holders of any preferred stock, voting separately as a single class, have the right to elect at least two directors at all times and, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, to elect a majority of the directors at any time two years' dividends on any preferred shares are unpaid. The 1940 Act also requires that, in addition to any approval by stockholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class, would be required to
(a) adopt any plan of reorganization that would adversely affect the preferred shares and (b) take any action requiring a vote of security holders pursuant to
Section 13(a) of the 1940 Act, including, among other things, changes in the Fund's subclassification as a closed-end investment company or changes in its fundamental investment restrictions. See "Description of Capital Stock--Special Voting Provisions" concerning voting requirements for conversion of the Fund to an open-end investment company and other matters. In addition, in the discretion of the Board of Directors, subject to the 1940 Act, the terms of any preferred stock may also provide for the vote of up to 75% of the preferred stock, voting separately as a class, regarding certain transactions involving a merger or sale of assets or conversion of the Fund to open-end status and other matters. The Board of Directors presently intends that, except for the matters discussed in the previous sentence and except as otherwise indicated in this Prospectus and as otherwise required by applicable law, holders of shares of preferred stock will have equal voting rights with holders of Common Stock (one vote per share, unless otherwise required by the 1940 Act), and will vote together with holders of Common Stock as a single class.

     It is presently intended that in connection with the election of the Fund's directors, on and after issuance of any preferred stock the holders of all outstanding shares of preferred stock, voting as a separate class, would be entitled to elect two directors of the Fund, and the remaining directors would be elected by holders of Common Stock and preferred stock, voting together as a single class. The Fund's By-Laws provide that the Board of Directors shall consist of not less than two nor more than 12 directors, as may be determined from time to time by vote of a majority of directors then in office.

     The affirmative vote of the holders of a majority of the outstanding shares of preferred stock, voting as a separate class, will be required to amend, alter or repeal any of the preferences, rights or powers of holders of shares of preferred stock so as to affect materially and adversely such preferences, rights, or powers, or increase or decrease the numbers of shares of preferred stock. The class vote of holders of preferred stock described above will in each case be in addition to any other vote required to authorize the action in question.

     Redemption, Purchase and Sale of Preferred Stock by the Fund. The terms of any preferred stock that is issued are expected to provide that it is redeemable by the Fund in whole or in part at the original purchase price per share plus accrued dividends per share, that the Fund may tender for or purchase shares of preferred stock and that the Fund may subsequently resell any shares so tendered for or purchased. Any redemption or purchase of shares of preferred stock by the Fund will reduce the leverage applicable to shares of Common Stock, while any resale of shares of preferred stock by the Fund will increase such leverage. See "Additional Investment Activities--Leverage."

     The discussion above describes the present intention of the Board of Directors with respect to an offering of preferred stock if the Board elects to utilize preferred stock in order to leverage the Fund's Common Stock. If the Board of Directors determines to proceed with such an offering, the terms of the preferred stock may be the same as, or different from, the terms described above, subject to applicable law and the Fund's Articles of Incorporation. The Board of Directors, without the approval of the holders of Common Stock, may authorize an offering of preferred stock or may determine not to authorize such an offering, and may fix the terms of the preferred stock to be offered.

Future Actions Relating to a Discount in the Price of the Fund's Shares

     Shares of closed-end investment companies frequently trade at a discount from net asset value. The Fund cannot predict whether its shares will trade above, at or below net asset value in the future. The market price of the Fund's shares of Common Stock in the future will be determined by, among other things, the supply and demand for the Fund's shares, the Fund's investment performance and investor perception of the Fund's overall attractiveness as an investment as compared with alternative investments. If, at any time, shares of the Fund's Common Stock publicly trade for a substantial period of time at a substantial discount from the Fund's then current net asset value per share, the Fund's Board of Directors will consider, at its next regularly scheduled meeting, authorizing various actions designed to eliminate the discount. The actions considered by the Board of Directors may include periodic repurchases of shares or recommending to shareholders amendments to the Fund's Articles of Incorporation to convert the Fund to an open-end investment company. The Board of Directors will consider all relevant factors in determining whether to take any such actions, including the effect of such actions on the Fund's status as a regulated investment company under the Code and the availability of cash to finance these repurchases in view of the restrictions on the Fund's ability to borrow. No assurance can be given that the Fund will convert to an open-end investment company or that share repurchases will be made or that, if made, they will reduce or eliminate market discount. Should any such repurchases be made in the future, it is expected that they would be made at prices at or below the current net asset value per share. Any such repurchases would cause the Fund's net assets to decrease, which may have the effect of increasing the Fund's expense ratio. The Fund may borrow money to finance the repurchase of shares subject to the limitations described in this Prospectus. Any interest on the borrowings will reduce the Fund's net income.

     In the event that the Fund engages in financial leveraging, the asset coverage requirements of the 1940 Act may restrict the Fund's ability to engage in repurchases of its shares of Common Stock. With respect to senior securities consisting of debt, such requirements provide that no purchases of shares may be made by the Fund unless, at the time of the purchase, the senior securities consisting of debt have an asset coverage of at least 300% after deducting the amount of the purchase price. With respect to preferred stock, the applicable asset coverage percentage is 200%. See "Additional Investment Activities--Leverage."

     In considering whether to recommend to shareholders the conversion of the Fund to an open-end investment company, the Fund's Board of Directors would consider a number of factors including whether the Fund's ability to operate in accordance with its investment policies, such as its authority to invest in illiquid securities, may be impaired as a result. In light of the position of the Commission that illiquid securities may not exceed 15% of the total assets of a registered open-end investment company, an attempt to convert the Fund to such a company would have to take into account the percentage of such securities in the Fund's portfolio at the time, and other factors. The Fund cannot predict whether on this basis it would be able to effect any such conversion or whether relief from the Commission's position, if sought, could be obtained. Under certain circumstances, a shareholder vote may be required to authorize periodic repurchases of the Fund's shares of Common Stock. In considering whether to recommend to shareholders such authorization, the Board of Directors similarly would consider a number of factors including limitations that may be placed on the Fund's investment policies as a consequence of such repurchase policy.

     Any amendment to the Fund's Articles of Incorporation that would convert the Fund to an open-end investment company would require the approval of the holders of the outstanding Common Stock and the holders of the preferred stock voting as a separate class. See "Description of Capital Stock--Preferred Stock" and "Description of Capital Stock--Special Voting Provisions" for a discussion of voting requirements applicable to conversion of the Fund to an open-end investment company. If the Fund is converted to an open-end investment company, it would be required to redeem all shares of preferred stock then outstanding and repay all outstanding short-term debt, thus removing the special risks and possible advantages and disadvantages associated with the use of leverage. An open-end investment company may, however, engage in bank borrowing. In addition, if the Fund converted to an open-end investment company, it could be required to liquidate its portfolio investments to meet requests for redemption, and the Common Stock would no longer be listed on the NYSE. Shareholders of an open-end investment company may require the company to redeem their shares at any time (except in certain circumstances as authorized by or under the 1940 Act) at the net asset value, less such redemption charge, if any, as might be in effect at the time of redemption.

Special Voting Provisions

     The Fund has provisions in its Articles of Incorporation and By-Laws that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund, to cause it to engage in certain transactions or to modify its structure. The Board of Directors is divided into three classes, each with a term of three years with only one class of directors standing for election in any year. This provision could delay for up to two years the replacement of a majority of the Board of Directors. A director may be removed from office only for cause and only by a vote of the holders of at least 75% of the shares of the Fund entitled to be cast on the matter.

     The affirmative vote of 75% of the entire Board of Directors is required to authorize the conversion of the Fund from a closed-end to an open-end investment company. The conversion also requires the affirmative vote of the holders of 75% of the votes entitled to be cast thereon by the shareholders of the Fund unless it is approved by a vote of 75% of the Continuing Directors (as defined below), in which event such conversion requires the approval of the holders of a majority of the votes entitled to be cast thereon by the shareholders of the Fund. A "Continuing Director" is any member of the Board of Directors of the Fund who (i) is not a person or affiliate of a person who enters or proposes to enter into a Business Combination (as defined below) with the Fund (an "Interested Party") and (ii) who has been a member of the Board of Directors of the Fund for a period of at least 12 months, or is a successor of a Continuing Director who is unaffiliated with an Interested Party and is recommended to succeed a Continuing Director by a majority of the Continuing Directors then on the Board of Directors of the Fund. The affirmative vote of at least 75% of the votes entitled to be cast thereon by shareholders of the Fund will be required to amend the Articles of Incorporation or By-Laws to change any of the provisions in the preceding two paragraphs.

     The affirmative votes of 75% of the entire Board of Directors and the holders of at least (i) 80% of the votes entitled to be cast thereon by the shareholders of the Fund and (ii) in the case of a Business Combination (as defined below), 66 2/3% of the votes entitled to be cast thereon by the shareholders of the Fund other than votes held by an Interested Party who is (or whose affiliate is) a party to a Business Combination (as defined below) or an affiliate or associate of the Interested Party, are required to authorize any of the following transactions:

          (i) merger, consolidation or statutory share exchange of the Fund with or into any other person;

          (ii) issuance or transfer by the Fund (in one or a series of transactions in any 12 month period) of any securities of the Fund to any person or entity for cash, securities or other property (or combination thereof) having an aggregate fair market value of $1,000,000 or more, excluding issuances or transfers of debt securities of the Fund, sales of securities of the Fund in connection with a public offering, issuances of securities of the Fund pursuant to a dividend reinvestment plan adopted by the Fund, issuances of securities of the Fund upon the exercise of any stock subscription rights distributed by the Fund and portfolio transactions effected by the Fund in the ordinary course of business;

          (iii) sale, lease, exchange, mortgage, pledge, transfer or other disposition by the Fund (in one or a series of transactions in any 12 month period) to or with any person or entity of any assets of the Fund having an aggregate fair market value of $1,000,000 or more except for portfolio transactions (including pledges of portfolio securities in connection with borrowings) effected by the Fund in the ordinary course of its business (transactions within clauses (i), (ii) and (iii) above being known individually as a "Business Combination");

          (iv) any voluntary liquidation or dissolution of the Fund or an amendment to the Fund's Articles of Incorporation to terminate the Fund's existence; or

          (v) unless the 1940 Act or federal law requires a lesser vote, any shareholder proposal as to specific investment decisions made or to be made with respect to the Fund's assets as to which shareholder approval is required under federal or Maryland law.

     However, a shareholder vote will not be required with respect to the foregoing transactions (other than those set forth in (v) above) if they are approved by a vote of 75% of the Continuing Directors. In that case, if Maryland law requires, the affirmative vote of a majority of votes entitled to be cast thereon shall be required. The Fund's By-Laws contain provisions the effect of which is to prevent matters, including nominations of directors, from being considered at a shareholders' meeting where the Fund has not received notice of the matters at least 60 days prior to the meeting (or 10 days following the date notice of such meeting is given by the Fund if less than 70 days' notice of such meeting is given by the Fund).

     The Board of Directors has determined that the foregoing voting requirements, which are generally greater than the minimum requirements under Maryland law and the 1940 Act, are in the best interests of shareholders generally.

     Reference is made to the Articles of Incorporation and By-Laws of the Fund, on file with the Commission, for the full text of these provisions. See "Further Information." These provisions could have the effect of depriving shareholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. In the opinion of the Adviser, however, these provisions offer several possible advantages. They may require persons seeking control of the Fund to negotiate with its management regarding the price to be paid for the shares required to obtain such control, they promote continuity and stability and they enhance the Fund's ability to pursue long-term strategies that are consistent with its investment objectives.

         CUSTODIAN, TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR

     The Chase Manhattan Bank, N.A., serves as custodian for the Fund's assets. American Stock Transfer & Trust Company serves as the transfer agent, dividend paying agent and registrar for the Fund's Common Stock.

                                     EXPERTS

     The financial statements of the Fund included in the Fund's Annual Report to Shareholders as of August 31, 1995 have been incorporated by reference in this Prospectus in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                               FURTHER INFORMATION

     The Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and in accordance therewith files reports, proxy statements and other information with the Commission. Such reports, proxy statements and other information filed by the Fund can be inspected and copies at public reference facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549; Seven World Trade Center, 13th Floor, New York, New York 10048; and 500 West Madison Street, Chicago, Illinois 60661. The Fund's Common Stock is listed on the New York Stock Exchange. Reports, proxy statements and other information concerning the Fund can be inspected and copied at the Library of the New York Stock Exchange at 20 Broad Street, New York, New York 10005.

                                   APPENDIX A

                                     RATINGS

     A description of the rating policies of Moody's and S&P with respect to bonds and debentures appears below.

Moody's Investors Service Corporate Bond Ratings

     Aaa -- Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment qualities and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa  --  Bonds  which  are  rated  Baa  are   considered  as  medium  grade
obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance and other terms of the contract over any long period of time may be small.

     Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca -- Bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

     C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers "1", "2" and "3" to certain of its rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Corporate Bond Ratings

     AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to repay principal and pay interest.

     AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and differ from AAA issues only in small degree.

     A -- Bonds rated A have a strong capacity to repay principal and pay interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB -- Bonds rated BBB are regarded as having an adequate capacity to repay principal and pay interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead a weakened capacity to repay principal and pay interest for bonds in this category than for higher rated categories.

     BB-B-CCC-CC-C -- Bonds rated BB, B, CCC and CC, and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CI -- Bonds rated CI are income bonds on which no interest is being paid.

     D -- Bonds rated D are in default. The D category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired unless S&P believes that such payments will be made during such grace period. The D rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     The ratings set forth above may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

Moody's Investors Service Commercial Paper Ratings

     Prime-1 -- Issuers (or related supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates or return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2 -- Issuers (or related supporting institutions) rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

     Prime-3 -- Issuers (or related supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

     Not Prime -- Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor's Commercial Paper Ratings

     A S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

     A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

     A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

     A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B -- Issues rated "B" are regarded as having only speculative capacity for timely payment.

     C -- This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

     D -- Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                                                                      APPENDIX B

                        GENERAL CHARACTERISTICS AND RISKS
                                 OF DERIVATIVES

     A detailed discussion of Derivatives (as defined below) that may be used by the Investment Adviser follows below. The Fund is not obligated, however, to use any Derivatives and makes no representation as to the availability of these techniques at this time or at any time in the future. "Derivatives," as used in this Appendix, refers to interest rate, currency or stock or bond index futures contracts, currency forward contracts and currency swaps, the purchase and sale (or writing) of exchange listed and over-the-counter ("OTC") put and call options on debt and equity securities, currencies, interest rate, currency or stock index futures and fixed-income and stock indices and other financial instruments, entering into various interest rate transactions such as swaps, caps, floors, collars, entering into equity swaps, caps, floors or trading in other similar types of instruments.

     The Fund's ability to pursue certain of these strategies may be limited by the Commodity Exchange Act, as amended, applicable regulations of the Commodity Futures Trading Commission ("CFTC") thereunder and the federal income tax requirements applicable to regulated investment companies which are not operated as commodity pools.

General Characteristics of Options

     Put options and call options typically have structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Derivatives involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

     A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer of the obligation to buy, the underlying security, index, currency or other instrument at the exercise price. The Fund's purchase of a put option on a security, for example, might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value of such instrument by giving the Fund the right to sell the instrument at the option exercised price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial futures contract, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An "American" style put or call option may be exercised at any time during the option period, whereas a "European" style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to the options. The discussion below uses the OCC as an example, but is also applicable to other similar financial intermediaries.

     OCC-issued and exchange-listed options, with certain exceptions, generally settle by physical delivery of the underlying security or (currency, although in the future, cash settlement may become available. Index options are cash settled for the net amount, if any, by which the option is "in-the-money" (that is, the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

     The Fund's ability to close out its position as a purchaser or seller of an OCC-issued or exchange-listed put or call option is dependent, in part, upon the liquidity of the particular option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (1) insufficient trading interest in certain options, (2) restrictions on transactions imposed by an exchange, (3) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits, (4) interruption of the normal operations of the OCC or an exchange, (5) inadequacy of the facilities of an exchange or the OCC to handle current trading volume or (6) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.

     The hours of trading for listed options may coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that would not be reflected in the corresponding option markets.

     Over-the-counter ("OTC") options are purchased from or sold to securities dealers, financial institutions or other parties (collectively referred to as "Counterparties" and individually referred to as a "Counterparty") through a direct bilateral agreement with the Counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium guaranties and security, are determined by negotiation of the parties. The Fund will generally only enter into OTC options that have cash settlement provisions, although it is not required to do so.

     Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC option. As a result, if a Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Thus, the Investment Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be met. The Fund will enter into OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker-dealers, domestic or foreign banks, or other financial institutions that the Investment Adviser deems to be creditworthy. In the absence of a change in the current position of the staff of the SEC, OTC options purchased by the Fund and the amount of the Fund's obligation pursuant to an OTC option sold by the Fund (the cost of the sell-back plus the in-the-money amount, if any) or the value of the assets held to cover such options will be deemed illiquid.

     If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments held by the Fund or will increase the Fund's income. Similarly, the sale of put options can also provide gains for the Fund.

     The Fund may purchase and sell call options on securities that are traded on U.S. and foreign securities exchanges and in the OTC markets, and on securities indices, currencies and futures contracts. All calls sold by the Fund must be "covered" (that is, the Fund must own the securities or futures contract subject to the call), or must otherwise meet the asset segregation requirements described below for so long as the call is outstanding. Even though the Fund will receive the option premium to help protect it or against loss, a call sold by the Fund will expose the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument that it might otherwise have sold.

     The Fund reserves the right to purchase or sell options on instruments and indices, (whether or not it holds the securities in its portfolio) and on securities indices, currencies and futures contracts. In selling put options, the Fund faces the risk that it may be required to buy the underlying security at a disadvantageous price above the market price.

     The Fund may purchase and sell put options on securities (whether or not it holds the securities in its portfolio) and on securities indices, currencies and futures contracts. In selling put options, a Fund faces the risk that it may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures Contracts and Options on Futures Contracts

     The Fund may trade financial futures contracts or purchase or sell put and call options on those contracts as a hedge against anticipated interest rate currency or market changes, and for risk management purposes or the Fund may seek to increase its income or gain. Futures contracts are generally bought and sold on the commodities exchange on which they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to certain instruments, the net cash amount).

Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract and obligates the seller to deliver that position.

     The Fund's use of financial futures contracts and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the CFTC. Maintaining a futures contract or selling an option on a futures contract will typically require the Fund to deposit with a financial intermediary, as security for its obligations, an amount of cash or other specified asset ("initial margin") that initially is from 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets ("variation margin") may be required to be deposited thereafter daily as the mark-to-market value of the futures contract fluctuates. The purchase of an option on a financial futures contract involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potentially variation margin) for the resulting futures position just as it would for any futures position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but no assurance can be given that a position can be offset prior to settlement or that delivery will occur.

     The Fund will not enter into a futures contract or option thereon if, immediately thereafter, the sum of the amount of its initial margin and premiums required to maintain permissible non-bona fide hedging positions in futures contracts and options thereon would exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and losses on existing contracts; however in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The value of all futures contracts sold by the Fund (adjusted for the historical volatility relationship between the Fund and the contracts) will not exceed the total market value of the Fund's securities. The segregation requirements with respect to futures contracts and options thereon are described below under "Use of Segregated and Other Special Accounts."

Options on Securities Indices and Other Financial Indices

     The Fund may purchase and sell call and put options on securities indices and other financial indices. In doing so, the Fund can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, options on indices settle by cash settlement; that is, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments comprising the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions

     The Fund may engage in currency transactions with Counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value or to generate income or gain. Currency transactions include currency forward contracts, exchange-listed currency futures contracts and options thereon, exchange-listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below under "Swaps, Caps, Floors and Collars." The Fund may enter into currency transactions only with Counterparties that the Investment Adviser deems to be creditworthy.

     Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of the Fund's portfolio securities or the receipt of income from them. Position hedging is entering into a currency transaction with respect to portfolio securities positions denominated or generally quoted in that currency. The Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held by the Fund that are denominated or generally quoted in or currently convertible into the currency, other than with respect to proxy hedging as described below.

     The Fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the Fund has or in which the Fund expects to have exposure. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's holdings is exposed is difficult to hedge generally or difficult to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some or all of the Fund's securities are or are expected to be denominated, and to buy dollars. The amount of the contract would not exceed the market value of the Fund's securities denominated in linked currencies.

     Currency transactions are subject to risks different from other portfolio transactions, as discussed below under "Risk Factors." If the Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below under "Use of Segregated and Other Special Accounts."

Combined Transactions

     The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts), multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions, instead of a single Derivative, as part of a single or combined strategy when, in the judgment of the Investment Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions will normally be entered into by the Fund based on the Investment Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase the risks or hinder achievement of the Fund management objective.

Swaps, Caps, Floors and Collars

     The Fund may enter into interest rate, currency and equity swap, the purchase or sale of related caps, floors and collars and other similar arrangements. The Fund will enter into these transactions primarily to seek to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Fund anticipates purchasing or selling at a later date or to generate income or gain. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). An equity swap is an agreement to exchange cash flows on a national principal amount based on changes in the values of the reference index. A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the values of the currency exchange rates. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified interest rate, currency exchange rate or index exceeds a predetermined rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified interest rate currency exchange rate or index falls below a predetermined rate or amount. A collar is a combination of a cap and a floor that preserves a certain return with a predetermined range of rates or values.

     The Fund will usually enter into swaps on a net basis, that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument with the Fund receiving or paying, as the case may be, only the net amount of the two payments.

     Inasmuch as these swaps, caps, floors, collars and other similar types of instruments are entered into for good faith hedging or other non-speculative purposes, they do not constitute senior securities under the 1940 Act, and, thus, will not be treated as being subject to the Fund's applicable borrowing restrictions. The Fund will not enter into any swap, cap, floor, collar or other similar type of transaction unless the Investment Adviser deems the Counterparty to be creditworthy. If a Counterparty defaults, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, for that reason, they are less liquid than swaps.

     The liquidity of swap agreements will be determined by the Investment Adviser based on various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Such determination will govern whether a swap will be deemed within the 10% restriction on investment in securities that are not readily marketable.

     The Fund will maintain cash and appropriate liquid assets (i.e., high grade debt securities) in a segregated custodial account to cover its current obligations under swap agreements. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement. See "Use of Segregated and Other Special Accounts" below.

Risk Factors

     Derivatives have special risks associated with them, including possible default by the Counterparty to the transaction, illiquidity and, to the extent the Investment Adviser's view as to certain market movements is incorrect, the risk that the use of the Derivatives could result in losses greater than if they had not been used. Use of put and call options could result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, or cause the Fund to hold a security it might otherwise sell.

     The use of futures and options transactions entails certain special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related securities position of the Fund could create the possibility that losses on the hedging instrument are greater than gain in the value of the Fund's position. In addition, futures and options markets could be illiquid in some circumstances and certain over-the-counter options could have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses. Although the Fund's use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time it will tend to limit any potential gain to the Fund that might result from an increase in value of the position. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or option thereon. Finally, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would purchases of options, in which case the exposure is limited to the cost of the initial premium. However, because option premiums paid by the Fund are small in relation to the market value of the investments underlying the options, buying options can result in large amounts of leverage. The leverage offered by trading in options could cause the Fund's net asset value to be subject to more frequent and wider fluctuation than would be the case if the Fund did not invest in options.

     As is the case with futures and options strategies, the effective use of swaps and related transactions by the Fund may depend, among other things, on the Fund's ability to terminate the transactions at times when the Investment Adviser deems it desirable to do so. To the extent the Fund does not, or cannot, terminate such a transaction in a timely manner, the Fund may suffer a loss in excess of any amounts that it may have received, or expected to receive, as a result of the Investment Adviser entering into the transaction.

     Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to the Fund if it is unable to deliver or receive currency or monies in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures contracts is relatively new, and the ability to establish and close out positions on these options is subject to the maintenance of a liquid market that may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

     Losses resulting from the use of Derivatives will reduce the Fund's net asset value, and possibly income, and the losses can be greater than if Derivatives had not been used.

Risk of Derivatives Outside the United States

     When conducted outside the United States, Derivatives may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and will be subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised. The value of positions taken as part of non-U.S. Derivatives also could be adversely affected by: (1) other complex foreign political, legal and economic factors, (2) lesser availability of dates on which to make trading decisions than in the United States, (3) delays in the Fund's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (5) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts

     Use of many Derivatives by the Fund will require, among other things, that the Fund segregate cash or other liquid assets with its custodian, or a designated sub-custodian, to the extent the Fund's obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid assets at least equal to the current amount of the obligation must be segregated with the custodian or sub-custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. A call option on securities written by the Fund, for example, will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities that correlate with the index or to segregate liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option on securities written by the Fund will require the Fund to segregate liquid assets equal to the exercise price. Except when the Fund enters into a forward contract in connection with the purchase or sale of a security denominated in a foreign currency or for other non-speculative purposes, which requires no segregation, a currency contract that obligates the fund to buy or sell a foreign currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations or to segregate liquid assets equal to the amount of the Fund's obligations.

     OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices, and OCC-issued and exchange-listed index options will generally provide for cash settlement, although the Fund will not be required to do so. As a result, when the Fund sells these instruments it will segregate an amount of assets equal to its obligations under the Options. OCC-issued and exchange-listed options sold by the Fund other than those described above generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery. In the case of a futures contract or an option on a futures contract, the Fund must deposit initial margin and, in some instances, daily variation margin in addition to segregating assets sufficient to meet its obligations to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. These assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. The Fund will accrue the net amount of the excess, if any, of its obligations relating to swaps over its entitlements with respect to each swap on a daily basis and will segregate with its custodian, or designated sub-custodian, an amount of cash or liquid assets having an aggregate value equal to at least the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

     Derivatives may be covered by means other than those described above when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related Derivatives. The Fund could purchase a put option, for example, if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if it holds a futures contract or forward contract, the Fund could purchase a put option on the same futures contract or forward contract with a strike price as high or higher than the price of the contract held. Other Derivatives may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

--------------------------------------------------------------------------------

         No person has been authorized to give any information or to make any representation in connection with this offering other than those contained in this Prospectus and, if given or made, such information or representation must not be relied upon as having been authorized by the Fund, the Fund's investment manager or adviser or Oppenheimer & Co., Inc. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.








                                TABLE OF CONTENTS

                                                                           Page
Prospectus Summary .......................................................    1
Summary of Expenses ......................................................   10
The Fund .................................................................   12
Use of Proceeds ..........................................................   12
Investment Objectives and Policies .......................................   13
Additional Investment Activities .........................................   18
Investment Restrictions ..................................................   23
Risk Factors and Special Considerations ..................................   24
Management of the Fund ...................................................   28
Portfolio Transactions ...................................................   34
Dividends and Distributions; Dividend
Reinvestment and Cash Purchase Plan ......................................   35
Taxation .................................................................   36
Net Asset Value ..........................................................   41
Description of Capital Stock .............................................   42
Custodian, Transfer Agent, Dividend
Paying Agent and Registrar ...............................................   46
Experts ..................................................................   46
Further Information ......................................................   46
Appendix A: Ratings ......................................................   A-1
Appendix B: General Characteristics
and Risks of Derivatives .................................................   B-1



                                 GLOBAL PARTNERS
                                INCOME FUND INC.

                                  Common Stock







                                   ----------
                                   PROSPECTUS
                                   ----------










                             Oppenheimer & Co., Inc.








                                 October 9, 1996


--------------------------------------------------------------------------------

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(1) Financial Statements

Parts A & B Global Partners Income Fund Inc.

     (i) Statement of Investments as of May 31, 1996 (unaudited)*

     (ii) Statement of Assets and Liabilities as of May 31, 1996 (unaudited)*

     (iii) Statement of Operations for the nine months ended May 31, 1996 (unaudited) and the fiscal period ended August 31, 1995*

     (iv) Statement of Changes in Net Assets for the nine months ended May 31, 1996 (unaudited)*

     (v) Statement of Changes in Net Assets for the nine months ended May 31, 1996 (unaudited) and for the fiscal period ended August 31, 1996*

     (vi) Statement of Cash Flows for the nine months ended May 31, 1996 (unaudited)*

     (vii) Notes to Unaudited Financial Statements*

     (viii) Financial Highlights*

     (ix) Statement of Investments as of August 31, 1995**

     (x)  Statement of Assets and Liabilities as of August 31, 1995**

     (xi) Statements of Operations for the fiscal period ended August 31, 1995**

     (xii) Statement of Changes in Net Assets for the fiscal period ended August 31, 1995 and for the period October 29, 1993 (commencement of operations) to August 31, 1994**

     (xiii) Statement of Cash Flows for the fiscal period ended August 31, 1995**

     (xiv) Notes to Audited Financial Statements**

     (xv) Financial Highlights**

     (xvi) Report of Independent Auditors**

----------
* Incorporated by reference to the Fund's Interim Report to Shareholders for the nine months ended May 31, 1996, filed with the Securities and Exchange Commission. [Accession No. 0000950117-96-000849].
** Incorporated by reference to the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1995, filed with the Securities and Exchange Commission. [Accession No. 0000950123-95-003164].

(2)  Exhibits

     (a)  Articles of Incorporation.1
     (b)  By-Laws.2
     (c)  Not applicable.
     (d)  Not applicable.
     (e)  Dividend Reinvestment and Cash Purchase Plan.3
     (f)  Not applicable.
     (g)(A) Management Agreement between the Fund and Advantage Advisers, Inc.4
     (g)(B) Advisory and Administration Agreement among the Fund (with respect to certain provisions), Salomon Brothers Asset Management Inc. and Advantage Advisors, Inc.5
     (h)(A) Underwriting Agreement.6
     (h)(B) Master Agreement Among Underwriters.7
     (h)(C) Master Selected Dealer Agreement.8
     (i)  Not applicable.
     (j)  Custodian Contract between the Fund and The Chase Manhattan Bank, N.A.
          9
     (k)(A) Registrar, Transfer Agency and Service Agreement between the Fund and American Stock & Trust Company.10
     (k)(B) Loan Agreement with Bankers Trust Company (to be filed by amendment).
     (l)(A) Opinion and Consent of Simpson Thacher & Bartlett (to be filed by amendment).
     (l)(B) Opinion and Consent of Piper & Marbury (to be filed by amendment).
     (m)  Not applicable.
     (n) Consent of Price Waterhouse LLP, independent accountants (to be filed by amendment).
     (o)  Not applicable.
     (p) Form of Share Purchase Agreement among the Fund, Oppenheimer & Co., and Salomon Brothers Asset Management Inc.11
     (q)  Not applicable.
     (r)  Financial Data Schedules (to be filed by amendment).
     (s)  Powers of Attorney (to be filed by amendment).


----------
1 Incorporated by reference to exhibit (a) to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-2, filed October 21, 1993 (File No. 33-68416).
2 Incorporated by reference to exhibit (b) to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-2, filed September 3, 1993 (File No. 33-68416).
3 Incorporated by reference to the Fund's Interim Report to Shareholders for the nine months ended May 31, 1996, filed with the Securities and Exchange Commission.
4 Incorporated by reference to exhibit (g)(A) to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2, filed September 22, 1993 (File No. 33-68416).
5 Incorporated by reference to exhibit (g)(B) to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2, filed September 22, 1993 (File No. 33-68416).
6 The Shares offered by the Prospectus will be offered in order to effect over-the-counter secondary market transactions by Oppenheimer & Co., Inc., ("Oppenheimer") in its capacity as a dealer and secondary market maker and not pursuant to any agreement with the Fund. Shares were originally issued in a public offering pursuant to an Underwriting Agreement, incorporated by reference to exhibit (h)(A) to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2, filed September 22, 1993, (File No. 33-68416).
7 Incorporated by reference to exhibit (h)(B) to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2, filed September 22, 1993 (File No. 33-68416).
8 Incorporated by reference to exhibit (h)(C) to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2, filed September 22, 1993 (File No. 33-68416).
9 Incorporated by reference to exhibit (j) to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2, filed September 22, 1993 (File No. 33-68416).
10 Incorporated by reference to exhibit (k) to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2, filed September 22, 1993 (File No. 33-68416).
11 Incorporated by reference to exhibit (p) to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2, filed September 22, 1993 (File No. 33-68416).

Item 25. Marketing Arrangements

     Inapplicable. See note accompanying Item 24(h)(A).


Item 26. Other Expenses of Issuance and Distribution

The following table sets forth the estimated expenses expected to be incurred in connection with the offering described in this Registration Statement:

              Registration fees.............................  $100
              Printing......................................     *
              Accounting fees and expenses..................     *
              Legal fees and expenses.......................     *
              Miscellaneous.................................     *
                                                              -----
              Total.........................................$    *
                                                              =====

* To be completed by amendment.

Item 27. Persons Controlled by or under Common Control with Registrant

     None.


Item 28. Number of Holders of Securities


         As of August 31, 1996:
                                                           (2)
         (1)                                            Number of
   Title of Class                                    Record Holders
   --------------                                    --------------
 Common Stock, par value $0.001........................  13,233


Item 29. Indemnification

     Incorporated by reference to Item 29 of Part C to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2, filed October 21, 1993 (File No. 33-68416).


Item 30. Business and Other Connections of the Investment Manager and Investment Adviser

     Incorporated herein by reference to Item 30 of Part C to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2, filed October 21, 1993 (File No. 33-68416).

Item 31. Location of Accounts and Records

     Certain accounts, books and other documents required to be maintained by
     Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the Investment Adviser, Seven World Trade Center, New York, New York 10048. Records relating to the duties of the Registrant's custodian and transfer agent are maintained by The Chase Manhattan Bank, Chase Metrotech Center, Brooklyn, New York 11245, and by American Stock Transfer & Trust Company, 40 Wall Street, New York, New York 10005.

Item 32. Management Services

     Not applicable.

Item 33. Undertakings

     The undertakings of the Registrant as set forth in the Fund's Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2, filed October 21, 1993, (File No. 33-68416) are hereby revised as follows.

The Registrant hereby undertakes:

(1) To file, during any period in which offers or sales are being made, a post-effective amendment to this Registration Statement;

     (i) To include any prospectus required by Section 10(a)(3) of the Securities Act of 1933;
     (ii) To reflect in the prospectus any facts or events arising after the effective date of the Registration Statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the Registration Statement; and
     (iii) To include any material information with respect to the plan of distribution not previously disclosed in the Registration Statement or any material change to such information in the Registration Statement.

(2) To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

(3) That, for the purpose of determining any liability under the Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

(4) To send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                  SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement and Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 22nd day of October, 1996.


                                    GLOBAL PARTNERS INCOME FUND INC.
                                              (Registrant)




                                    By:  /S/ MICHAEL S. HYLAND
                                       ---------------------------
                                             Michael S. Hyland
                                           Chairman of the Board

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


/S/ MICHAEL S. HYLAND         Chairman of the Board           October  22, 1996
---------------------             and Director
Michael S. Hyland        (Principal Executive Officer)


/S/ ALAN M. MANDEL       Treasurer (Principal Financial       October  22, 1996
---------------------         and Accounting Officer)
Alan M. Mandel

/S/ ALAN RAPPAPORT           President and Director            October 22, 1996
---------------------
Alan Rappaport

/S/ CHARLES F. BARBER             Director                    October  22, 1996
---------------------
Charles F. Barber


/S/ LESLIE H. GELB                Director                     October  22, 1996
---------------------
Leslie H. Gelb


/S/ RIORDAN ROETT                 Director                     October  22, 1996
---------------------
Riordan Roett


/S/ JESWALD W. SALACUSE           Director                     October 22, 1996
---------------------
Jeswald W. Salacuse